UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2008 through April 30, 2009 is filed herewith.

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TCW Funds Insight that works for you.™

TCW Fixed Income Funds
TCW Money Market Fund

2009 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2009

To Our Valued Shareholders

We submit the semi-annual report for TCW Funds, Inc. as of April 30, 2009. These reports contain performance summaries for each of our Funds and a listing of their respective portfolio holdings at April 30, 2009.

Investment Environment

Despite a strong rally at the end of the first quarter of 2009, the U.S. equity markets closed down for the sixth consecutive quarter. Increasing unemployment and housing foreclosures, coupled with decreasing home values and household net worth, led to consumer confidence falling to historic lows in the first quarter. However, on a global basis there were a series of unprecedented economic policy initiatives implemented to improve credit conditions and economic activity. Improving retail sales in March, higher commodity prices, increasing new home sales and refinancing activity are some signs that conditions may be improving.

Fund Performance Review

Fourteen out of twenty TCW Funds outperformed their respective benchmarks for the six months ended April 30, 2009. Three out of six fixed income TCW Funds outperformed their benchmarks led by the TCW Emerging Markets Income Fund, which during the period had an excess return of 4.65% over the JP Morgan Emerging Markets Bond Global Diversified Index. Eleven out of fourteen U.S. equity TCW Funds and asset allocation TCW Funds outperformed their benchmarks led by the TCW Small Cap Growth Fund, which during the period had an excess return of 11.71% over the Russell 2000 Growth Index.

As of April 30, 2009, Morningstar continued to award an overall five stars to the TCW Total Return Bond Fund. The TCW Core Fixed Income Fund and TCW Emerging Markets Income Fund were each awarded an overall four stars by Morningstar.

Changes

At the end of February, we completed our liquidation of the TCW Spectrum Fund and TCW International Equities Fund. In addition, the name changes of the TCW LifePlan Funds to TCW Asset Allocation Funds and the TCW Diversified Value Fund to the TCW Relative Value Large Cap Fund also took place at the end of February. We also notified our TCW Money Market Fund shareholders that we will continue to participate in the U.S. Treasury Department Temporary Guarantee Program.

Conclusion

TCW Funds, Inc. continues to provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on TCW Funds, Inc., we invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW or 1 (800) 386-3829.

Sincerely,

Ronald Redell

President and Chief Executive Officer

Performance Summary (Unaudited)	April 30, 2009

		Total Return Annualized as of April 30, 2009
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Money Market Fund — I Class	$1.00	1.64%	3.22%	3.22%	4.47%		07/14/88
TCW Core Fixed Income Fund — I Class	$9.70	3.95%	4.61%	5.38%	6.35	% (1)	01/01/90	(2)
TCW Core Fixed Income Fund — N Class	$9.78	3.64%	4.35%	5.14%	5.16%		03/01/99
TCW Emerging Markets Income Fund — I Class	$6.31	(2.98)%	6.62%	11.18%	9.30	% (1)	09/04/96	(2)
TCW Emerging Markets Income Fund — N Class	$8.09	(3.06)%	6.20%	N/A	5.69%		03/01/04
TCW High Yield Bond Fund — I Class	$4.94	(15.05)%	0.67%	2.33%	6.38	% (1)	02/01/89	(2)
TCW High Yield Bond Fund — N Class	$4.96	(15.07)%	0.39%	2.06%	2.29%		03/01/99
TCW Short Term Bond Fund — I Class	$8.28	(5.38)%	1.12%	2.76%	4.63	% (1)	02/01/90	(2)
TCW Total Return Bond Fund — I Class	$9.22	3.76%	5.03%	6.11%	6.46%		06/17/93
TCW Total Return Bond Fund — N Class	$9.55	3.44%	4.73%	5.71%	5.77%		03/01/99

(1)	Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds’ registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(2)	Inception date of predecessor limited partnership.

TCW Money Market Fund

Schedule of Investments (Unaudited)	April 30, 2009

Principal Amount	Short-Term Investments	Value (1)

	Commercial Paper (20.6% of Net Assets)
$10,000,000	American Honda Finance, 0.45%, due 05/08/09	$9,999,125
10,000,000	BASF Aktiengesellschaft, (144A),, 1.05%, due 10/07/09 (2)	9,953,625
12,000,000	BNP Paribas Finance, Inc., 0.2%, due 05/01/09	12,000,000
8,000,000	Calyon North America, Inc., 0.3%, due 05/06/09	7,999,666
10,000,000	Northwest Natural Gas Co., 0.28%, due 05/06/09	9,999,611
5,000,000	Wells Fargo Bank N.A., 0.673%, due 05/28/09	4,998,176

	Total Commercial Paper (Cost $54,950,203)	54,950,203

	Corporate Fixed Income Securities (52.9%)
6,900,000	American Express Bank FSB, 0.583%, due 06/22/09	6,893,228
7,550,000	American Express Credit Corp., 0.507%, due 05/19/09	7,546,485
2,005,000	American Express Credit Corp., 4.75%, due 06/17/09	2,006,036
10,000,000	Bank of America Corp., 0.26%, due 05/04/09	9,999,783
12,000,000	Citigroup Funding, Inc., 0.235%, due 05/18/09	11,983,453
4,175,000	Credit Suisse USA, Inc., 4.7%, due 06/01/09	4,178,849
10,000,000	Federal Home Loan Mortgage Corp., 3.125%, due 02/04/10	10,158,650
3,090,000	Goldman Sachs Group, Inc. (The), 6.65%, due 05/15/09	3,097,262
4,681,000	Morgan Stanley, 1.291%, due 05/07/09	4,681,000
10,000,000	PACCAR Financial Corp., 1.304%, due 06/03/09	9,999,570
4,600,000	Procter & Gamble International Funding SCA, 1.466%, due 08/19/09	4,607,033
11,500,000	SunTrust Banks, Inc., 1.236%, due 06/26/09	11,488,819
50,000,000	Toyota Motor Credit Corp., 0.68%, due 09/11/09	50,000,000
2,500,000	United Technologies Corp., 6.5%, due 06/01/09	2,511,375
2,100,000	Wachovia Mortgage FSB, 1.281%, due 05/08/09	2,100,216

	Total Corporate Fixed Income Securities (Cost $141,251,759)	141,251,759

Number of Shares
	Money Market Investments (9.0%)
13,117,000	BlackRock Liquidity Funds TempFund Portfolio, 0.627%	13,117,000
10,864,000	JPMorgan Prime Money Market Fund, 0.69%	10,864,000

	Total Money Market Investments (Cost $23,981,000)	23,981,000

Principal Amount
	Repurchase Agreements (21.0%)
$56,000,000	Calyon, 0.2%, due 05/01/09 (collateralized by a $5,105,000 Freddie Mac, due 09/30/09 valued at $5,100,406, Total Amount to be Received Upon Repurchase $5,100,406; a $2,122,000 Federal Home Loan Bank, due 09/30/09 valued at $2,120,090, Total Amount to be Received Upon Repurchase $2,120,090; a $50,000,000 Fannie Mae, due 12/21/09 valued at $49,900,000, Total Amount to be Received Upon Repurchase $49,900,000)	56,000,000

See accompanying notes to financial statements.

TCW Money Market Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value (1)

$1,995	State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $5,000, U.S. Treasury Bill, 0.10%, due 08/20/09 valued at $4,999) (Total Amount to be Received Upon Repurchase $1,995)	$1,995

	Total Repurchase Agreements (Cost $56,001,995)	56,001,995

	Total Short-Term Investments (Cost: $276,184,957) (103.5%)	276,184,957

	Total Investments (Cost: $276,184,957) (103.5%)	276,184,957
	Liabilities in Excess of Other Assets (– 3.5%)	(9,437,473)

	Net Assets (100.0%)	$266,747,484

Notes to the Schedule of Investments:

(1)	Amortized Cost unless otherwise noted (See Note 2 under “Security Valuation”).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $9,953,625 or 3.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Money Market Fund

Investments by Industry (Unaudited) April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.9%
Automotive	22.4
Banking	16.9
Brokers	4.5
Chemicals	3.7
Cosmetic & Personal Care	1.7
Financial Services	15.8
Oil & Gas	3.8
U.S. Government Agency Obligations	3.8
Short-Term Investments	30.0

Total	103.5%

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds
	Aerospace & Defense (0.2% of Net Assets)
$175,000	L-3 Communications Corp., 6.375%, due 10/15/15	$165,813
175,000	Northrop Grumman Corp., 7.75%, due 02/15/31	200,211

	Total Aerospace & Defense	366,024

	Automotive (0.3%)
250,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	242,914
250,000	DaimlerChrysler N.A., 7.2%, due 09/01/09	251,235
25,000	General Motors Corp., 8.375%, due 07/15/33	2,250

	Total Automotive	496,399

	Banking (3.3%)
325,000	Asian Development Bank (Supranational), 4.125%, due 09/15/10	334,516
275,000	Bank of America Corp., 5.625%, due 10/14/16	229,698
325,000	Bank of America Corp., 5.65%, due 05/01/18	264,676
375,000	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	389,966
625,000	Citigroup, Inc., 6.125%, due 05/15/18	518,401
400,000	Credit Suisse New York, 5.5%, due 05/01/14	401,824
270,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	205,200
275,000	General Electric Capital Corp., 4.8%, due 05/01/13	270,067
250,000	General Electric Capital Corp., 5.875%, due 02/15/12	255,005
61,000	GMAC LLC, (144A), 6%, due 12/15/11 (1)	49,410
375,000	International Bank for Reconstruction & Development (Supranational), 3.5%, due 10/08/13	389,878
150,000	International Bank for Reconstruction & Development (Supranational), 4.125%, due 06/24/09	150,666
50,000	John Deere Capital Corp., 4.9%, due 09/09/13	50,494
125,000	John Deere Capital Corp., 5.1%, due 01/15/13	129,587
275,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	264,761
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	119,553
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	241,649
150,000	Korea Development Bank (South Korea), 8%, due 01/23/14	157,538
125,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	123,014
100,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	116,130
275,000	PNC Funding Corp., 5.25%, due 11/15/15	232,817
425,000	US Bank N.A., 6.3%, due 02/04/14	445,408
275,000	Wells Fargo & Co., 4.375%, due 01/31/13	265,386
250,000	Wells Fargo & Co., 6.45%, due 02/01/11	255,252

	Total Banking	5,860,896

	Beverages, Food & Tobacco (1.3%)
225,000	Campbell Soup Co., 6.75%, due 02/15/11	243,443
400,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	456,681
175,000	ConAgra Foods, Inc., 6.75%, due 09/15/11	186,812
135,000	Dean Foods Co., 7%, due 06/01/16	131,287

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Beverages, Food & Tobacco (Continued)
$225,000	General Mills, Inc., 6%, due 02/15/12	$239,094
175,000	Kellogg Co., 7.45%, due 04/01/31	198,660
125,000	Kraft Foods, Inc., 5.25%, due 10/01/13	127,665
190,000	Kraft Foods, Inc., 6%, due 02/11/13	199,507
100,000	Kraft Foods, Inc., 6.25%, due 06/01/12	105,678
125,000	PepsiCo, Inc., 4.65%, due 02/15/13	133,196
150,000	PepsiCo, Inc., 7.9%, due 11/01/18	183,510
210,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	135,975

	Total Beverages, Food & Tobacco	2,341,508

	Building Materials (0.1%)
205,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	117,875

	Chemicals (0.2%)
225,000	Du Pont (E. I.) de Nemours & Co., 5.875%, due 01/15/14	241,303
60,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	9,600
105,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (1)	106,050
5,000	Mosaic Co., (144A), 7.375%, due 12/01/14 (1)	5,025
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	17,400
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	24,000

	Total Chemicals	403,378

	Coal (0.1%)
151,000	Massey Energy Co., 6.875%, due 12/15/13	126,840
45,000	Peabody Energy Corp., 6.875%, due 03/15/13	44,100

	Total Coal	170,940

	Commercial Services (0.6%)
100,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	100,500
150,000	Aramark Services, Inc., 8.5%, due 02/01/15	143,250
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	141,900
50,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	14,500
110,000	Education Management LLC, 8.75%, due 06/01/14	106,700
25,000	Hertz Corp., 8.875%, due 01/01/14	19,563
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	10,000
125,000	International Lease Finance Corp., 5.875%, due 05/01/13	75,625
115,000	Iron Mountain, Inc., 8%, due 06/15/13	110,688
100,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	93,000
50,000	Waste Management, Inc., 7%, due 07/15/28	44,271
225,000	Waste Management, Inc., 7.75%, due 05/15/32	217,907

	Total Commercial Services	1,077,904

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Communications (0.2%)
$40,000	CC Holdings GS V LLC/Crown Castle GS III Corp., (144A), 7.75%, due 05/01/17 (1)	$39,600
45,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	44,887
25,000	Intelsat Jackson Holdings, Ltd., 11.25%, due 06/15/16	25,375
130,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13 (1)	129,350
50,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15 (1)	49,500

	Total Communications	288,712

	Computer & Data Processing Services (0.1%)
130,000	Seagate Technology International, (144A), 10%, due 05/01/14 (1)	129,512

	Computer Integrated Systems Design (0.0%)
40,000	Unisys Corp., 8%, due 10/15/12	22,000

	Computers & Information (0.2%)
250,000	3M Co., 5.7%, due 03/15/37	244,766
150,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	123,750

	Total Computers & Information	368,516

	Cosmetic & Personal Care (0.1%)
250,000	Procter & Gamble Co., 5.55%, due 03/05/37	246,400

	Data Processing & Preparation (0.0%)
105,000	First Data Corp., 9.875%, due 09/24/15	72,188

	Electric Utilities (1.9%)
175,000	AES Corp., 7.75%, due 03/01/14	164,500
100,000	AES Corp., 8%, due 10/15/17	91,000
200,000	Alabama Power Co., 6%, due 03/01/39	199,909
100,000	Allegheny Energy Supply Co. LLC, (144A), 8.25%, due 04/15/12 (1)	100,500
125,000	American Electric Power Co., Inc., 5.25%, due 06/01/15	116,517
150,000	Carolina Power & Light Co., 6.5%, due 07/15/12	158,667
125,000	Dominion Resources, Inc., 5.15%, due 07/15/15	120,343
250,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	198,750
225,000	Edison Mission Energy, 7%, due 05/15/17	168,750
150,000	Edison Mission Energy, 7.5%, due 06/15/13	126,000
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	28,350
120,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (1)	112,200
300,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	269,942
135,000	Mirant North America LLC, 7.375%, due 12/31/13	128,925
175,000	NRG Energy, Inc., 7.375%, due 02/01/16	166,688
175,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	208,302
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	920
175,000	Progress Energy, Inc., 7.05%, due 03/15/19	179,042
200,000	PSEG Energy Holdings, 8.5%, due 06/15/11	197,000
130,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	118,879
200,000	Southern Power Co., 4.875%, due 07/15/15	185,798

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Electric Utilities (Continued)
$225,000	Texas Competitive Electric Holdings Co. LLC, (144A), 10.25%, due 11/01/15 (1)	$128,813
100,000	Virginia Electric and Power Co., 8.875%, due 11/15/38	129,367

	Total Electric Utilities	3,299,162

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	22,000

	Electronics (0.4%)
165,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	156,750
400,000	Cisco Systems, Inc., 5.5%, due 02/22/16	422,586
125,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	41,250
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	13,200
30,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	15,300

	Total Electronics	649,086

	Entertainment & Leisure (0.4%)
20,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	13,200
40,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	8,400
110,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	59,400
115,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	82,800
350,000	Xerox Corp., 5.5%, due 05/15/12	334,448
138,000	Xerox Corp., 6.4%, due 03/15/16	115,090

	Total Entertainment & Leisure	613,338

	Financial Services (1.3%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	29,575
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	435,064
400,000	BP Capital Markets PLC, 5.25%, due 11/07/13	432,501
225,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	209,014
200,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	188,676
100,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	34,125
155,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	145,700
250,000	JPMorgan Chase & Co. (originally issued by Bear Stearns Cos., LLC.), 7.25%, due 02/01/18	256,218
15,000	MCBC Holdings, Inc., (144A), 8.051%, due 10/15/14 (1)	2,700
400,000	Morgan Stanley, 6.625%, due 04/01/18	382,146
317,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	163,255
19,000	Teco Finance, Inc., 7%, due 05/01/12	18,842

	Total Financial Services	2,297,816

	Food Retailers (0.3%)
125,000	Kroger Co., 5.5%, due 02/01/13	129,434
50,000	Kroger Co., 6.75%, due 04/15/12	53,129
225,000	Safeway, Inc., 5.8%, due 08/15/12	238,678

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Food Retailers (Continued)
$75,000	SUPERVALU, Inc., 7.5%, due 11/15/14	$72,375
35,000	SUPERVALU, Inc., 8%, due 05/01/16	33,950

	Total Food Retailers	527,566

	Forest Products & Paper (0.4%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13	1,200
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	1,200
10,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	5,400
225,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	96,750
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	23,500
150,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	151,500
25,000	Georgia-Pacific LLC, (144A), 8.25%, due 05/01/16 (1)	24,937
200,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	180,500
20,000	Neenah Paper, Inc., 7.375%, due 11/15/14	9,000
150,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	109,500
335,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	154,100

	Total Forest Products & Paper	757,587

	Healthcare Providers (0.5%)
165,000	Community Health Systems, Inc., 8.875%, due 07/15/15	164,588
175,000	HCA, Inc., 9.25%, due 11/15/16	174,562
75,000	HCA, Inc., (144A), 9.875%, due 02/15/17 (1)	75,750
115,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	105,225
150,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	136,500
205,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	170,662
50,000	US Oncology, Inc., 10.75%, due 08/15/14	46,375

	Total Healthcare Providers	873,662

	Heavy Construction (0.1%)
165,000	Centex Corp., 7.5%, due 01/15/12	165,825

	Heavy Machinery (0.1%)
225,000	Smith International, Inc., 9.75%, due 03/15/19	243,108

	Home Construction, Furnishings & Appliances (0.2%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	8,250
155,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	131,750
120,000	KB Home, 7.25%, due 06/15/18	102,000
30,000	Pulte Homes, Inc., 5.25%, due 01/15/14	26,100
25,000	Standard Pacific Corp., 7%, due 08/15/15	13,875
70,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	70,348
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	3,600

	Total Home Construction, Furnishings & Appliances	355,923

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Household Durables (0.0%)
$30,000	Ryland Group, Inc. (The), 8.4%, due 05/15/17	$29,402

	Industrial – Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	18,150

	Insurance (0.3%)
20,000	Leucadia National Corp., 7%, due 08/15/13	17,200
275,000	MetLife, Inc., 5.7%, due 06/15/35	194,631
175,000	WellPoint, Inc., 5.25%, due 01/15/16	161,699
175,000	WellPoint, Inc., 5.875%, due 06/15/17	167,915

	Total Insurance	541,445

	Lodging (0.3%)
306,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18 (1)	146,880
10,000	M T R Gaming Group, Inc., 9%, due 06/01/12	4,675
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17	28,375
200,000	MGM Mirage, Inc., 8.5%, due 09/15/10	142,000
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	67,966
133,000	Starwood Hotels & Resorts, 7.875%, due 05/01/12	123,690
75,000	Starwood Hotels & Resorts, 7.875%, due 10/15/14	72,214

	Total Lodging	585,800

	Media – Broadcasting & Publishing (0.6%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	41,500
75,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (1)	70,500
2,000	CMP Susquehanna Corp., (144A), 1%, due 05/15/14 (1)	1,053
100,000	CSC Holdings, Inc., 7.625%, due 04/01/11	100,250
75,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14 (1)	76,500
25,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19 (1)	25,250
25,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, due 05/15/16	24,812
75,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	76,500
110,000	Echostar DBS Corp., 7%, due 10/01/13	104,500
30,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	28,050
150,000	News America, Inc., 6.4%, due 12/15/35	118,890
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	238,871
100,000	Univision Communications, Inc., 7.85%, due 07/15/11	81,500
30,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	4,875
175,000	Viacom, Inc., 6.875%, due 04/30/36	145,831

	Total Media – Broadcasting & Publishing	1,138,882

	Medical Supplies (0.4%)
200,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15 (1)	181,000
15,000	Biomet, Inc., 10%, due 10/15/17	15,525
200,000	Biomet, Inc., 10.375%, due 10/15/17	191,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Medical Supplies (Continued)
$225,000	Covidien International Finance SA, 6%, due 10/15/17	$229,248
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	38,750

	Total Medical Supplies	655,523

	Metals (0.5%)
140,000	AK Steel Corp., 7.75%, due 06/15/12	126,000
15,000	Belden, Inc., 7%, due 03/15/17	13,275
50,000	BHP Billiton Finance USA, Ltd. (Australia), 5.25%, due 12/15/15	50,821
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	29,400
80,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	78,800
150,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	131,250
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	13,000
250,000	Rio Tinto Finance USA, Ltd., 5.875%, due 07/15/13	233,834
225,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	179,438
105,000	US Steel Corp., 7%, due 02/01/18	77,370

	Total Metals	933,188

	Oil & Gas (1.6%)
75,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	51,000
250,000	Chesapeake Energy Corp., 7%, due 08/15/14	231,875
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,450
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	14,063
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	9,475
95,000	Denbury Resources, Inc., 9.75%, due 03/01/16	95,950
185,000	El Paso Corp., 7.875%, due 06/15/12	184,306
75,000	Forest Oil Corp., 7.25%, due 06/15/19	62,531
50,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14 (1)	47,750
225,000	Halliburton Co., 6.15%, due 09/15/19	238,707
275,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	242,589
55,000	Knight, Inc., 6.5%, due 09/01/12	53,212
225,000	Marathon Oil Corp., 7.5%, due 02/15/19	239,816
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	13,650
20,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	10,800
225,000	Petrobras International Finance Co., 7.875%, due 03/15/19	241,875
15,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15 (1)	14,100
70,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	68,600
120,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14 (1)	120,900
150,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	129,000
30,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	18,750
132,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	122,760
160,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	139,200
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,350
275,000	XTO Energy, Inc., 5.65%, due 04/01/16	272,287
225,000	XTO Energy, Inc., 6.25%, due 08/01/17	227,505

	Total Oil & Gas	2,859,501

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Pharmaceuticals (0.6%)
$200,000	Abbott Laboratories, 5.6%, due 11/30/17	$212,941
15,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	15,150
200,000	Eli Lilly & Co., 5.2%, due 03/15/17	206,173
250,000	Johnson & Johnson, 5.95%, due 08/15/37	265,920
150,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	144,274
225,000	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	230,376
30,000	Omnicare, Inc., 6.875%, due 12/15/15	27,825

	Total Pharmaceuticals	1,102,659

	Prepackaged Software (0.1%)
110,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	105,325

	Radio Telephone Communications (0.2%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	254,868
120,000	Nextel Communications, Inc., 7.375%, due 08/01/15	85,800

	Total Radio Telephone Communications	340,668

	Real Estate (0.3%)
40,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	37,250
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	234,237
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	224,820

	Total Real Estate	496,307

	Retailers (0.4%)
120,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	114,000
5,000	Harry & David Holdings, Inc., 6.261%, due 03/01/12	1,625
10,000	Harry & David Holdings, Inc., 9%, due 03/01/13	3,250
90,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	75,375
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	60,500
50,000	Staples, Inc., 9.75%, due 01/15/14	55,563
300,000	Wal-Mart Stores, Inc., 5.8%, due 02/15/18	328,583

	Total Retailers	638,896

	Telephone Communications, exc. Radio (0.7%)
100,000	AT&T Corp., 8%, due 11/15/31	111,830
110,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	71,500
65,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	64,025
35,000	Citizens Communications Co., 6.625%, due 03/15/15	31,675
155,000	Citizens Communications Co., 9%, due 08/15/31	124,000
200,000	EMBARQ Corp., 7.082%, due 06/01/16	193,000
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	64,106
75,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	72,750
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	27,750
95,000	Qwest Corp., 7.625%, due 06/15/15	89,538
100,000	Qwest Corp., 8.875%, due 03/15/12	101,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Telephone Communications, exc. Radio (Continued)
$125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	$111,709
125,000	Verizon Communications, Inc., 6.9%, due 04/15/38	124,177

	Total Telephone Communications, exc. Radio	1,187,060

	Telephone Systems (0.6%)
200,000	Deutsche Telekom International Finance AG (Netherlands), 8.5%, due 06/15/10	210,444
225,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	235,861
200,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	160,000
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	122,400
100,000	Sprint Capital Corp., 8.375%, due 03/15/12	95,000
175,000	Windstream Corp., 8.625%, due 08/01/16	174,563

	Total Telephone Systems	998,268

	Trading Companies & Distributors (0.1%)
205,000	RRI Energy, Inc., 7.625%, due 06/15/14	183,475

	Transportation (0.3%)
100,000	Canadian National Railway Co. (Canada), 4.4%, due 03/15/13	101,481
125,000	Canadian National Railway Co. (Canada), 6.375%, due 10/15/11	136,337
200,000	United Parcel Service, Inc., 5.5%, due 01/15/18	210,940

	Total Transportation	448,758

	Total Corporate Bonds (Cost: $33,463,264) (19.3%)	34,030,632

	Collateralized Mortgage Obligations (45.2%)
4,353,339	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.86%, due 11/25/37 (1)	2,170,367
2,156,251	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37	936,691
5,283,000	BCAP LLC Trust (06-RR1-PE), 5%, due 11/25/36	2,805,285
2,604,877	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,406,800
1,191,399	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	828,395
2,315,893	Citigroup Mortgage Loan Trust, Inc. (06-AR3-1A1A), 5.939%, due 06/25/36	1,424,364
2,500,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	1,254,194
1,816,229	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	841,248
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	957,533
3,164,489	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,636,295
244,155	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	233,676
840,672	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	586,810
4,102,972	Countrywide Home Loans Mortgage Pass Through Trust (07-HYB2-3A1), 5.395%, due 02/25/47	1,903,926
912,153	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	834,072

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$392,767	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	$379,143
2,224,905	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 1.138%, due 08/25/36	1,226,251
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,369,164
1,574,239	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,630,395
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,039,607
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,785,606
730,484	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	745,745
257,046	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	264,670
1,277,259	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,276,750
251,560	Federal Home Loan Mortgage Corp. (2897-SD), 11.353%, due 10/15/31 (I/F) (TAC)	251,753
1,353,661	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,358,509
3,313,449	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,370,833
3,539,109	Federal Home Loan Mortgage Corp. (3241-HC), 5%, due 11/15/36	3,602,021
7,824,966	Federal Home Loan Mortgage Corp. (3315-S), 5.959%, due 05/15/37 (I/O) (I/F)	583,415
803,612	Federal Home Loan Mortgage Corp. (3330-SB), 22.179%, due 06/15/37 (I/F) (TAC)	820,816
1,100,792	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	985,805
1,133,698	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F)	1,537,056
307,150	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	308,239
871,771	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	879,642
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,558,741
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	5,041,726
2,640,065	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,674,587
4,881,379	Federal National Mortgage Association (06-84-SN), 6.163%, due 09/25/36 (I/O) (I/F)	369,309
1,386,816	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,430,887
5,008,902	Federal National Mortgage Association (08-12-SE), 5.963%, due 01/25/33 (I/O) (I/F)	306,385
1,225,982	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,106,902
5,034,650	Government National Mortgage Association (07-21-SE), 5.753%, due 04/20/37 (I/O) (I/F)	304,769
6,985,292	Government National Mortgage Association (08-27-SI), 6.023%, due 03/20/38 (I/O) (I/F)	415,563
19,398,806	Government National Mortgage Association (08-4-SA), 6.069%, due 01/20/38 (I/O) (I/F)	1,153,684
7,792,399	Government National Mortgage Association (08-81-S), 5.753%, due 09/20/38 (I/O) (I/F)	457,960
1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36	630,559
2,603,250	GSR Mortgage Loan Trust (05-AR6-3A1), 4.559%, due 09/25/35	1,925,528

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount		Fixed Income Securities	Value

		Collateralized Mortgage Obligations (Continued)
	$2,486,039	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	$1,558,639
	2,365,861	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.315%, due 06/25/37	1,042,936
	2,573,678	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.685%, due 06/25/37	1,209,614
	2,738,821	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	946,168
	3,504,635	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	1,195,140
	2,054,818	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,611,748
	2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37 (2)	1,567,740
	880,423	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 07/25/37	589,609
	1,889,502	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,538,763
	3,000,000	MASTR Alternative Loans Trust (06-3-1A3), 6.25%, due 07/25/36	1,448,807
	1,319,557	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.677%, due 04/25/34	1,081,476
	1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46	520,174
	2,364,595	Prime Mortgage Trust (06-DR1-2A1), 5.5%, due 05/25/35	1,621,966
	1,158,864	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	673,183
	2,502,694	Residential Asset Securitization Trust (07-A2-1A6), 6%, due 04/25/37	1,220,521
	943,528	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	572,432
	1,364,883	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.072%, due 03/25/36	914,769

		Total Collateralized Mortgage Obligations (Cost: $82,079,499)	79,925,361

		Foreign Government Bonds & Notes (1.8%)
AUD	95,000	Australian Government Bond, 6%, due 02/15/17	77,069
EUR	125,000	Bonos Y Oblig Del Estado (Spain), 3.15%, due 01/31/16	163,560
EUR	353,000	Buoni Poliennali Del Tesoro (BTP) (Italy), 3.75%, due 08/01/16	473,444
CAD	75,000	Canadian Government Bond, 4.25%, due 06/01/18	69,584
EUR	180,000	Federal Republic of Germany, 3.5%, due 01/04/16	248,429
EUR	200,000	French Republic, 3.25%, due 04/25/16	267,130
USD	150,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	159,996
JPY	37,000,000	Japan Government Bond, 1.5%, due 09/20/18	380,710
EUR	100,000	Kingdom of the Netherlands, 4.5%, due 07/15/17	142,171
USD	200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	208,289
USD	425,000	Republic of Poland, 6.25%, due 07/03/12	448,906
USD	125,000	State of Israel, 4.625%, due 06/15/13	129,402
CHF	75,000	Swiss Confederation, 3%, due 01/08/18	71,118
GBP	75,000	Treasury GILT (Great Britain), 4%, due 09/07/16	118,859
USD	225,000	United Mexican States, 5.625%, due 01/15/17	224,156

		Total Foreign Government Bonds & Notes (Cost: $3,175,192)	3,182,823

		U.S. Government Agency Obligations (16.1%)
	$5,000,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	5,415,516
	1,092,012	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.502%, due 01/01/37	1,142,478
	279,039	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	289,901
	131,211	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	136,318
	263,066	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	272,649

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$4,150,000	Federal National Mortgage Association, 2.75%, due 04/11/11	$4,266,570
4,250,000	Federal National Mortgage Association, 4.75%, due 11/19/12	4,651,710
3,400,000	Federal National Mortgage Association, 5.25%, due 09/15/16	3,804,296
263,695	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	273,743
457,195	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	478,564
197,259	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	210,414
1,011,724	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	1,033,434
612,842	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	630,462
370,396	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	385,204
3,177,029	Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	3,270,288
523,519	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	536,542
1,593,948	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,651,928

	Total U.S. Government Agency Obligations (Cost: $27,585,616)	28,450,017

	U.S. Treasury Bonds (5.7%)
2,000,000	U.S. Treasury Bond, 4.5%, due 02/15/36	2,134,375
3,600,000	U.S. Treasury Bond, 5.25%, due 11/15/28	4,151,812
200,000	U.S. Treasury Bond, 8.125%, due 08/15/19	280,344
3,256,674	U.S. Treasury Inflation Indexed Bond, 2.5%, due 07/15/16	3,432,738

	Total U.S. Treasury Bonds (Cost: $10,475,959)	9,999,269

	U.S. Treasury Notes (5.1%)
1,500,000	U.S. Treasury Note, 3.125%, due 09/30/13	1,581,797
6,600,000	U.S. Treasury Note, 4.75%, due 08/15/17	7,476,562

	Total U.S. Treasury Notes (Cost: $9,193,677)	9,058,359

	Total Fixed Income Securities (Cost: $165,973,207) (93.2%)	164,646,461

Number of Shares	Equity Securities
466	CMP Susquehanna Radio Holdings Corp., Preferred Stock (Media –Broadcasting & Publishing)	5
533	CNB Capital Trust I, Warrants, expire 03/23/19 (Thrifts & Mortgage Finance)	5
13	Preferred Blocker, Inc., (144A), Common Stock (Banking) (1)	3,900

	Total Equity Securities (Cost: $4,365) (– %)	3,910

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$8,727,685	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $8,415,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $8,903,912) (Total Amount to be Received Upon Repurchase $8,727,697)	$8,727,685

	Total Short-Term Investments (Cost: $8,727,685) (4.9%)	8,727,685

	Total Investments (Cost: $174,705,257) (98.1%)	173,378,056
	Excess of Other Assets over Liabilities (1.9%)	3,391,558

	Net Assets (100.0%)	$176,769,614

Notes to the Schedule of Investments:

AUD - AustralianDollar.
CAD - CanadianDollar.
CHF - SwissFranc.
EUR - EuroCurrency.
GBP - BritishPound.
JPY - JapaneseYen.
USD - UnitedStates Dollar.
I/F - InverseFloating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - InterestOnly Security.
PAC - PlannedAmortization Class.
REIT - RealEstate Investment Trust.
TAC - TargetAmortization Class.
(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $4,668,714 or 2.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2) Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.2%
Automotive	0.3
Banking	3.3
Beverages, Food & Tobacco	1.3
Building Materials	0.1
Chemicals	0.2
Coal	0.1
Commercial Services	0.6
Communications	0.2
Computer & Data Processing Services	0.1
Computer Integrated Systems Design	0.0
Computers & Information	0.2
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	1.9
Electrical Equipment	0.0
Electronics	0.4
Entertainment & Leisure	0.4
Financial Services	1.3
Food Retailers	0.3
Forest Products & Paper	0.4
Healthcare Providers	0.5
Heavy Construction	0.1
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	0.2
Household Durables	0.0
Industrial-Diversified	0.0
Insurance	0.3
Lodging	0.3
Media-Broadcasting & Publishing	0.6
Medical Supplies	0.4
Metals	0.5
Oil & Gas	1.6
Pharmaceuticals	0.6
Prepackaged Software	0.1
Private Mortgage-Backed Securities	24.1
Radio Telephone Communications	0.2
Real Estate	0.3
Retailers	0.4
Sovereign Government	1.8
Telephone Communications, exc. Radio	0.7
Telephone Systems	0.6
Trading Companies & Distributors	0.1
Transportation	0.3
U.S. Government Agency Obligations	37.2
U.S. Government Obligations	10.8
Short-Term Investments	4.9

Total	98.1%

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Argentina (Cost: $788,106) (2.9% of Net Assets)
$800,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	$688,000

	Australia (Cost: $647,025) (2.8%)
650,000	Rio Tinto Finance USA, Limited, 8.95%, due 05/01/14	673,563

	Brazil (7.5%)
120,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	102,000
630,500	Global Village Telecom Finance LLC, (144A), 12%, due 06/30/11 (1)	633,652
500,000	Globo Communicacoese Participacoes, S.A. (Globopar), (Reg. S), 7.25%, due 04/26/22	452,500
550,000	Telemar Norte Leste S.A., (144A), 9.5%, due 04/23/19 (1)	574,750

	Total Brazil (Cost: $1,790,061)	1,762,902

	China (Cost: $449,450) (1.6%)
445,000	Galaxy Entertainment Finance Co., Ltd., (Reg. S), 7.323%, due 12/15/10	382,700

	Colombia (Cost: $846,499) (3.8%)
850,000	Colombia Government Bond, 7.375%, due 03/18/19	893,435

	Costa Rica (Cost: $104,750) (0.5%)
100,000	Costa Rica Government Bond, (Reg. S), 8.11%, due 02/01/12	107,500

	Dominican Republic (Cost: $258,145) (1.2%)
293,674	Dominican Republic Bond, 9.5%, due 09/27/11	284,130

	Egypt (1.9%)
277,778	Petroleum Export, Ltd., 4.623%, due 06/15/10	258,333
226,860	Petroleum Export, Ltd., (Reg. S), 5.265%, due 06/15/11	199,637

	Total Egypt (Cost: $460,748)	457,970

	El Salvador (5.0%)
500,000	AES El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	290,000
205,000	El Salvador Government Bond, (Reg. S), 8.5%, due 07/25/11	209,613
200,000	Republic of El Salvador, (Reg. S), 7.75%, due 01/24/23	194,300
580,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	478,500

	Total El Salvador (Cost: $1,325,018)	1,172,413

	Guatemala (Cost: $216,800) (0.9%)
200,000	Republic of Guatemala, (Reg. S), 10.25%, due 11/08/11	216,000

	Indonesia (11.3%)
655,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	645,175
440,000	Indosat Finance Company B.V., (Reg. S), 7.75%, due 11/05/10	435,600
900,000	Perusahaan Penerbit SBSN, (144A), 8.8%, due 04/23/14 (1)	922,500
700,000	PGN Euro Finance, Ltd., 7.5%, due 09/10/13	672,000

	Total Indonesia (Cost: $2,662,584)	2,675,275

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Kazakhstan (2.1%)
$300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	$186,150
125,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14 (1)	30,000
342,909	Tengizchevroil Finance Co., (Reg. S), 6.124%, due 11/15/14	286,329

	Total Kazakhstan (Cost: $759,169)	502,479

	Mexico (13.3%)
483,000	Alestra S.A., 8%, due 06/30/10	434,700
680,000	Banco Mercantil del Norte, (Reg. S), 6.135%, due 10/13/16	537,200
800,000	BBVA Bancomer S.A., 4.799%, due 05/17/17	646,649
500,000	BBVA Bancomer S.A. de C.V., (Reg. S), 5.38%, due 07/22/15	391,250
680,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	666,400
230,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	121,900
480,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	345,600

	Total Mexico (Cost: $3,341,549)	3,143,699

	Peru (3.1%)
300,000	Republic of Peru, 6.55%, due 03/14/37	291,540
400,000	Republic of Peru, 7.125%, due 03/30/19	433,500

	Total Peru (Cost: $713,000)	725,040

	Poland (Cost: $431,400) (1.8%)
440,000	Republic of Poland, 5%, due 10/19/15	431,200

	Qatar (2.4%)
350,000	Qatar Government Bond, (144A), 5.15%, due 04/09/14 (1)	357,875
200,000	Qatar Government Bond, (144A), 6.55%, due 04/09/19 (1)	207,240

	Total Qatar (Cost: $550,950)	565,115

	Russia (10.6%)
480,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	334,487
592,664	Gazstream S.A. for Gazprom OAO, (Reg. S), 5.625%, due 07/22/13	561,550
660,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	471,900
325,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 6.97%, due 09/21/16	237,250
800,000	Sberbank, Loan Participation Notes issued by UBS (Luxembourg) S.A., 6.23%, due 02/11/15	648,000
300,000	VIP Finance Ireland, Limited for OJSC Vimpel Communications, (Reg. S), 8.375%, due 04/30/13	244,875

	Total Russia (Cost: $2,745,572)	2,498,062

	Singapore (2.7%)
200,000	DBS Bank, Ltd., (Reg. S), 1.454%, due 05/16/17	162,036
300,000	STATS ChipPAC, Ltd., (Reg. S), 7.5%, due 07/19/10	288,000
200,000	STATS ChipPAC, Ltd., (Reg. S), 6.75%, due 11/15/11	182,000

	Total Singapore (Cost: $616,000)	632,036

	South Africa (Cost: $666,500) (2.9%)
650,000	Anglo American Capital PLC, (144A), 9.375%, due 04/08/14 (1)	674,505

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	South Korea (10.9%)
$750,000	Hana Bank, (144A), 6.5%, due 04/09/12 (1)	$766,875
450,000	Hanarotelecom, Inc., (Reg. S), 7%, due 02/01/12	432,000
350,000	Industrial Bank Of Korea, (144A), 7.125%, due 04/23/14 (1)	348,260
350,000	Industrial Bank Of Korea, 5.75%, due 01/15/15	332,500
400,000	POSCO, (144A), 8.75%, due 03/26/14 (1)	429,840
300,000	Woori Bank, (Reg. S), 6.125%, due 05/03/16	261,750

	Total South Korea (Cost: $2,485,422)	2,571,225

	Trinidad And Tobago (Cost: $195,838) (0.6%)
200,000	Petroleum Company of Trinidad & Tobago, Ltd., 6%, due 05/08/22	148,500

	Tunisia (Cost: $245,625) (1.1%)
250,000	Banque Centrale de Tunisie, 7.375%, due 04/25/12	261,250

	Turkey (5.3%)
750,000	Republic of Turkey, 7.5%, due 11/07/19	744,637
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17 (1)	516,000

	Total Turkey (Cost: $1,343,387)	1,260,637

	Ukraine (1.9%)
350,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	241,500
350,000	Exim Bank Ukraine, 8.4%, due 02/09/16	166,250
200,000	PrivatBank, 8.75%, due 02/09/16	50,000

	Total Ukraine (Cost: $888,075)	457,750

	Total Fixed Income Securities (Cost: $24,531,673) (98.1%)	23,185,386

	Short-Term Investments
730,435	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $705,000 U.S. Treasury Note, 3.125%, due 08/31/13, valued at $745,961) (Total Amount to be Received Upon Repurchase $730,436)	730,435

	Total Short-Term Investments (Cost: $730,435) (3.1%)	730,435

	Total Investments (Cost: $25,262,108) (101.2%)	23,915,821
	Liabilities in Excess of Other Assets (– 1.2%)	(280,918)

	Total Net Assets (100.0%)	$23,634,903

Notes to the Schedule of Investments:

Reg. S - Investmentsissued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $5,461,497 or 23.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Banking	21.9%
Electronics	2.0
Financial Services	12.1
Media – Broadcasting & Publishing	2.8
Metals	10.2
Oil & Gas	8.5
Sovereign Government	26.4
Telephone Systems	14.2
Short-Term Investments	3.1

Total	101.2%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Corporate Bonds	Value

	Aerospace & Defense (0.7% of Net Assets)
$750,000	L-3 Communications Corp., 6.375%, due 10/15/15	$710,625

	Automotive (0.0%)
300,000	General Motors Corp., 8.375%, due 07/15/33	27,000

	Banking (1.6%)
1,500,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	1,140,000
123,000	GMAC LLC, (144A), 6%, due 12/15/11 (1)	99,630
495,000	GMAC LLC, (144A), 6.875%, due 09/15/11 (1)	423,225

	Total Banking	1,662,855

	Beverages, Food & Tobacco (1.3%)
350,000	Dean Foods Co., 7%, due 06/01/16	340,375
1,500,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	971,250

	Total Beverages, Food & Tobacco	1,311,625

	Building Materials (0.9%)
1,700,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	977,500

	Chemicals (1.0%)
800,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	128,000
500,000	Mosaic Co., (144A), 7.625%, due 12/01/16 (1)	505,000
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	174,000
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	33,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	220,000

	Total Chemicals	1,060,000

	Coal (0.9%)
50,000	Consol Energy, Inc., 7.875%, due 03/01/12	50,500
900,000	Massey Energy Co., 6.875%, due 12/15/13	756,000
100,000	Peabody Energy Corp., 6.875%, due 03/15/13	98,000

	Total Coal	904,500

	Commercial Services (5.2%)
500,000	Allied Waste North America, Inc., 7.875%, due 04/15/13	502,500
500,000	Allied Waste North America, Inc., 7.375%, due 04/15/14	498,750
1,000,000	Aramark Services, Inc., 8.5%, due 02/01/15	955,000
1,490,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	961,050
500,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	145,000
800,000	Education Management LLC, 8.75%, due 06/01/14	776,000
300,000	Hertz Corp., 8.875%, due 01/01/14	234,750
600,000	Iron Mountain, Inc., 8%, due 06/15/20	577,500
700,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	651,000

	Total Commercial Services	5,301,550

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2009

Principal Amount	Corporate Bonds	Value

	Communications (2.2%)
$625,000	CC Holdings GS V LLC/Crown Castle GS III Corp., (144A), 7.75%, due 05/01/17 (1)	$618,750
375,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	374,062
125,000	Intelsat Jackson Holdings, Ltd., 11.25%, due 06/15/16	126,875
675,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.5%, due 01/15/13 (1)	671,625
425,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15 (1)	420,750

	Total Communications	2,212,062

	Computer & Data Processing Services (0.9%)
900,000	Seagate Technology International, (144A), 10%, due 05/01/14 (1)	896,625

	Computer Integrated Systems Design (0.3%)
500,000	Unisys Corp., 8%, due 10/15/12	275,000

	Computers & Information (0.9%)
1,125,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	928,125

	Data Processing & Preparation (0.8%)
1,225,000	First Data Corp., 9.875%, due 09/24/15	842,188

	Electric Utilities (10.2%)
1,425,000	AES Corp., 7.75%, due 03/01/14	1,339,500
200,000	AES Corp., 8%, due 10/15/17	182,000
1,600,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,272,000
1,775,000	Edison Mission Energy, 7%, due 05/15/17	1,331,250
500,000	Edison Mission Energy, 7.5%, due 06/15/13	420,000
650,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	614,250
650,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (1)	607,750
1,000,000	Mirant North America LLC, 7.375%, due 12/31/13	955,000
1,250,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,190,625
2,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,840
825,000	PSEG Energy Holdings, 8.5%, due 06/15/11	812,625
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	708,702
1,750,000	Texas Competitive Electric Holdings Co. LLC, (144A), 10.25%, due 11/01/15	1,001,875

	Total Electric Utilities	10,437,417

	Electrical Equipment (0.3%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	330,000

	Electronics (2.2%)
1,350,000	Celestica, Inc. (Canada), 7.625%, due 07/01/13	1,282,500
1,400,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	462,000
450,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	148,500
275,000	Sanmina-SCI Corp., (144A), 4.07%, due 06/15/14 (1)	184,937
300,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	153,000

	Total Electronics	2,230,937

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Entertainment & Leisure (2.0%)
$400,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	$264,000
525,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	110,250
725,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	391,500
925,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	666,000
750,000	Xerox Corp., 6.4%, due 03/15/16	625,490

	Total Entertainment & Leisure	2,057,240

	Financial Services (3.4%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	445,000
600,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	204,750
1,174,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	1,103,560
375,000	MCBC Holdings, Inc., (144A), 8.051%, due 10/15/14 (1)	67,500
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	170,000
1,690,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	870,350
500,000	Teco Finance, Inc., 6.75%, due 05/01/15	430,609
175,000	Teco Finance, Inc., 7%, due 05/01/12	173,547

	Total Financial Services	3,465,316

	Food Retailers (0.5%)
300,000	SUPERVALU, Inc., 7.5%, due 11/15/14	289,500
200,000	SUPERVALU, Inc., 8%, due 05/01/16	194,000

	Total Food Retailers	483,500

	Forest Products & Paper (4.9%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11	25,500
500,000	Caraustar Industries, Inc., 7.375%, due 06/01/09	270,000
1,400,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	602,000
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	282,000
850,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	858,500
275,000	Georgia-Pacific LLC, (144A), 8.25%, due 05/01/16 (1)	274,313
1,025,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	925,062
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	339,750
900,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	657,000
1,625,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	747,500

	Total Forest Products & Paper	4,981,625

	Healthcare Providers (5.9%)
1,100,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,097,250
1,475,000	HCA, Inc., 9.25%, due 11/15/16	1,471,312
500,000	HCA, Inc., (144A), 9.875%, due 02/15/17 (1)	505,000
1,000,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	915,000
850,000	Tenet Healthcare Corp., 7.375%, due 02/01/13	773,500
500,000	Tenet Healthcare Corp., 9.875%, due 07/01/14	465,000

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2009

Principal Amount	Corporate Bonds	Value

	Healthcare Providers (Continued)
$700,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	$582,750
225,000	US Oncology, Inc., 10.75%, due 08/15/14	208,688

	Total Healthcare Providers	6,018,500

	Heavy Construction (1.6%)
700,000	Centex Corp., 7.5%, due 01/15/12	703,500
1,000,000	Lennar Corp., 5.95%, due 10/17/11	890,000

	Total Heavy Construction	1,593,500

	Home Construction, Furnishings & Appliances (2.8%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	214,500
290,000	D.R. Horton, Inc., 7.875%, due 08/15/11	287,825
750,000	K Hovnanian Enterprises, Inc., 11.5%, due 05/01/13	637,500
1,000,000	KB Home, 7.25%, due 06/15/18	850,000
225,000	Pulte Homes, Inc., 5.25%, due 01/15/14	195,750
400,000	Standard Pacific Corp., 7%, due 08/15/15	222,000
430,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	432,138
300,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	63,000

	Total Home Construction, Furnishings & Appliances	2,902,713

	Household Durables (0.2%)
225,000	Ryland Group, Inc. (The), 8.4%, due 05/15/17	220,514

	Industrial – Diversified (0.2%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	211,750

	Insurance (0.3%)
425,000	Leucadia National Corp., 7%, due 08/15/13	365,500

	Lodging (2.8%)
1,425,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18 (1)	684,000
225,000	M T R Gaming Group, Inc., 9%, due 06/01/12	105,187
250,000	MGM Mirage, Inc., 7.625%, due 01/15/17	141,875
750,000	MGM Mirage, Inc., 8.5%, due 09/15/10	532,500
675,000	Sheraton Holding Corp., 7.375%, due 11/15/15	611,693
250,000	Starwood Hotels & Resorts, 7.875%, due 05/01/12	232,500
550,000	Starwood Hotels & Resorts, 7.875%, due 10/15/14	529,568

	Total Lodging	2,837,323

	Media – Broadcasting & Publishing (4.8%)
500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	415,000
725,000	Charter Communications Operating LLC/Charter Communications Operating Capital, (144A), 8%, due 04/30/12 (1)	681,500
34,000	CMP Susquehanna Corp., (144A), 1%, due 05/15/14 (1)	17,893
750,000	CSC Holdings, Inc., 7.625%, due 04/01/11	751,875

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Media – Broadcasting & Publishing (Continued)
$400,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14 (1)	$408,000
250,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19 (1)	252,500
125,000	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, due 05/15/16	124,063
500,000	DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, due 03/15/13	510,000
1,200,000	Echostar DBS Corp., 7%, due 10/01/13	1,140,000
75,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	70,125
500,000	Univision Communications, Inc., 7.85%, due 07/15/11	407,500
775,000	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	125,937

	Total Media – Broadcasting & Publishing	4,904,393

	Medical Supplies (2.7%)
1,200,000	Bausch & Lomb, Inc., (144A), 9.875%, due 11/01/15	1,086,000
1,300,000	Biomet, Inc., 10.375%, due 10/15/17	1,241,500
500,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	387,500

	Total Medical Supplies	2,715,000

	Metals (4.6%)
600,000	AK Steel Corp., 7.75%, due 06/15/12	540,000
250,000	Belden, Inc., 7%, due 03/15/17	221,250
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	661,500
250,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	246,250
1,325,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	1,159,375
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	260,000
1,300,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	1,036,750
750,000	US Steel Corp., 7%, due 02/01/18	552,646

	Total Metals	4,677,771

	Oil & Gas (12.0%)
1,100,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	748,000
1,400,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,298,500
500,000	Chesapeake Energy Corp., 9.5%, due 02/15/15	505,000
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	375,000
450,000	Denbury Resources, Inc., 9.75%, due 03/01/16	454,500
1,425,000	El Paso Corp., 7.875%, due 06/15/12	1,419,656
750,000	Encore Acquisition Co., 9.5%, due 05/01/16	720,000
500,000	Forest Oil Corp., 7.25%, due 06/15/19	416,875
500,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14 (1)	477,500
1,000,000	Knight, Inc., 6.5%, due 09/01/12	967,500
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	318,500
425,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	229,500
400,000	PetroHawk Energy Corp., (144A), 7.875%, due 06/01/15 (1)	376,000
600,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	588,000
730,000	PetroHawk Energy Corp., (144A), 10.5%, due 08/01/14 (1)	735,475
1,050,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	903,000
500,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	312,500

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2009

Principal Amount	Corporate Bonds	Value

	Oil & Gas (Continued)
$520,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	$483,600
825,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	717,750
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	152,250

	Total Oil & Gas	12,199,106

	Pharmaceuticals (0.1%)
100,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	101,000

	Prepackaged Software (0.6%)
650,000	Sungard Data Systems, Inc., 9.125%, due 08/15/13	622,375

	Radio Telephone Communications (0.7%)
1,000,000	Nextel Communications, Inc., 7.375%, due 08/01/15	715,000

	Real Estate (0.4%)
400,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	372,500

	Retailers (1.9%)
525,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	498,750
500,000	Harry & David Holdings, Inc., 6.261%, due 03/01/12	162,500
500,000	Harry & David Holdings, Inc., 9%, due 03/01/13	162,500
600,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	502,500
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	275,000
275,000	Staples, Inc., 9.75%, due 01/15/14	305,594

	Total Retailers	1,906,844

	Telephone Communications, exc. Radio (6.0%)
700,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	455,000
825,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	812,625
275,000	Citizens Communications Co., 6.625%, due 03/15/15	248,875
1,325,000	Citizens Communications Co., 9%, due 08/15/31	1,060,000
750,000	EMBARQ Corp., 7.082%, due 06/01/16	723,750
400,000	Frontier Communications Corp., 8.25%, due 05/01/14	394,500
375,000	Qwest Capital Funding, Inc., 7.25%, due 02/15/11	363,750
150,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	138,750
1,275,000	Qwest Corp., 7.625%, due 06/15/15	1,201,687
200,000	Qwest Corp., 8.875%, due 03/15/12	202,000
500,000	Qwest Corp., (144A), 8.375%, due 05/01/16 (1)	497,500

	Total Telephone Communications, exc. Radio	6,098,437

	Telephone Systems (2.9%)
750,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	600,000
975,000	Sprint Capital Corp., 8.75%, due 03/15/32	745,875
400,000	Sprint Capital Corp., 8.375%, due 03/15/12	380,000
1,250,000	Windstream Corp., 8.625%, due 08/01/16	1,246,875

	Total Telephone Systems	2,972,750

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Corporate Bonds	Value

	Trading Companies & Distributors (1.3%)
$1,450,000	RRI Energy, Inc., 7.625%, due 06/15/14	$1,297,750

	Total Corporate Bonds (Cost: $101,426,194) (92.0%)	93,828,416

Number of Shares	Equity Securities
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	73,912
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	111,600
7,929	CMP Susquehanna Radio Holdings Corp., Preferred Stock (Media – Broadcasting & Publishing)	79
9,061	CNB Capital Trust I, Warrants, expire 03/23/19 (Thrifts & Mortgage Finance)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (2)	51,870
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (2)	57,100
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (1)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (2)	54,880
131	Preferred Blocker, Inc., (144A), Common Stock (Banking) (1)	39,300
5,500	Rogers Communications, Inc. — Class B, Common Stock (Radio Telephone Communications)	135,190

	Total Equity Securities (Cost: $1,221,082) (0.5%)	524,022

Principal Amount	Short-Term Investments (6.1%)
$6,155,555	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $5,935,000, U.S. Treasury Note, 3.125%, due 08/31/13 valued at $6,279,824) (Total Amount to be Received Upon Repurchase $6,155,563)	6,155,555

	Total Short-Term Investments (Cost: $6,155,555) (6.1%)	6,155,555

	Total Investments (Cost: $108,802,831) (98.6%)	100,507,993
	Excess of Other Assets over Liabilities (1.4%)	1,466,680

	Net Assets (100.0%)	$101,974,673

Notes to the Schedule of Investments:

REIT - RealEstate Investment Trust.
(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $15,757,922 or 15.5%
of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2) Non-income producing security.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	0.7%
Automotive	0.0
Banking	1.6
Beverages, Food & Tobacco	1.3
Building Materials	0.9
Chemicals	1.0
Coal	0.9
Commercial Services	5.2
Communications	2.2
Computer & Data Processing Services	0.9
Computer Integrated Systems Design	0.3
Computers & Information	0.9
Data Processing & Preparation	0.8
Electric Utilities	10.2
Electrical Equipment	0.3
Electronics	2.2
Entertainment & Leisure	2.0
Financial Services	3.4
Food Retailers	0.5
Forest Products & Paper	4.9
Healthcare Providers	6.0
Heavy Construction	1.6
Heavy Machinery	0.0
Home Construction, Furnishings & Appliances	2.8
Household Durables	0.2
Industrial – Diversified	0.2
Insurance	0.3
Lodging	2.8
Media – Broadcasting & Publishing	4.8
Medical Supplies	2.7
Metals	4.6
Oil & Gas	12.1
Pharmaceuticals	0.1
Prepackaged Software	0.6
Radio Telephone Communications	0.8
Real Estate	0.4
Retailers	1.9
Telephone Communications, exc. Radio	6.2
Telephone Systems	2.9
Trading Companies & Distributors	1.3
Short-Term Investments	6.1

Total	98.6%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (62.8% of Net Assets)
$844,841	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 4.227%, due 08/25/34	$741,682
2,090,027	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35	2,021,259
3,414,245	Countrywide Alternative Loan Trust (05-76-1A1), 2.994%, due 01/25/36	1,335,183
898,759	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 3.813%, due 07/20/34	663,628
2,551,136	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC)	2,205,500
396,045	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 4.304%, due 11/25/32	326,924
2,178,829	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,527,912
20,723	Federal Home Loan Mortgage Corp. (2432-FH), 1.151%, due 03/15/32	20,110
207,736	Federal Home Loan Mortgage Corp. (2585-FD), 0.951%, due 12/15/32	199,857
1,623,204	Federal Home Loan Mortgage Corp. (2649-PF), 0.851%, due 06/15/33 (PAC)	1,609,616
837,522	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC)	840,902
185,166	Federal Home Loan Mortgage Corp. (3063-FJ), 1.011%, due 05/15/33	184,973
2,564,118	Federal Home Loan Mortgage Corp. (3170-FM), 0.801%, due 09/15/33 (TAC)	2,550,803
2,125,224	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.801%, due 05/15/36	2,053,957
2,130,085	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.851%, due 12/15/36	2,045,339
2,345,465	Federal National Mortgage Association (03-64-FN), 0.888%, due 07/25/33	2,276,061
2,037,380	Federal National Mortgage Association (06-30-KF), 0.878%, due 05/25/36	1,974,636
764,462	Federal National Mortgage Association (06-74-GF), 0.938%, due 08/25/36 (TAC)	761,202
3,681,964	Federal National Mortgage Association (08-88-FA), 1.658%, due 10/25/38	3,652,370
987,187	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.938%, due 06/25/34	881,287
207,468	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.888%, due 12/25/33	161,537
2,626,085	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 5.106%, due 05/01/36	2,409,376
1,376,418	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 2.914%, due 10/25/45	387,018
3,574,703	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 3.514%, due 03/25/36	1,327,958
1,122,773	Harborview Mortgage Loan Trust (05-4-2A), 5.206%, due 07/19/35	991,036
1,563,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	1,333,285
2,072,213	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47	1,564,593
109,515	Residential Accredit Loans, Inc. (02-QS16-A2), 0.988%, due 10/25/17	102,778
1,576,126	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,197,149
2,317,728	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,346,366
1,196,298	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	629,954
3,616,308	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 5.101%, due 11/25/35	2,677,869
3,585,001	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,390,899
1,444,164	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17	1,376,789
55,412	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.888%, due 03/25/33 (PAC)	51,061

	Total Collateralized Mortgage Obligations (Cost: $57,250,823)	45,820,869

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (28.1%)
$54,395	Federal Home Loan Mortgage Corp., Pool #1B1010, 4.988%, due 08/01/33	$55,783
325,468	Federal Home Loan Mortgage Corp., Pool #310005, 7.689%, due 11/01/19	325,930
101,373	Federal Home Loan Mortgage Corp., Pool #610967, 4.463%, due 04/01/28	102,918
282,162	Federal Home Loan Mortgage Corp., Pool #780721, 5.107%, due 08/01/33	287,389
80,772	Federal Home Loan Mortgage Corp., Pool #780833, 4.782%, due 09/01/33	80,582
632,037	Federal Home Loan Mortgage Corp., Pool #781122, 4.689%, due 12/01/33	644,747
47,333	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	48,127
1,355,150	Federal Home Loan Mortgage Corp., Pool #847342, 4.597%, due 05/01/34	1,379,584
1,696,831	Federal Home Loan Mortgage Corp., Pool #G13299, 6%, due 07/01/23	1,781,107
128,796	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	138,105
15,147	Federal National Mortgage Association, Pool #661691, 4.906%, due 10/01/32	15,294
278,921	Federal National Mortgage Association, Pool #711014, 5.212%, due 10/01/33	286,367
111,117	Federal National Mortgage Association, Pool #725886, 4.301%, due 05/01/34	113,748
555,820	Federal National Mortgage Association, Pool #735084, 4.932%, due 02/01/34	574,605
174,141	Federal National Mortgage Association, Pool #735524, 4.871%, due 02/01/35	179,814
578,014	Federal National Mortgage Association, Pool #735542, 4.624%, due 11/01/34	592,836
772,261	Federal National Mortgage Association, Pool #770222, 3.694%, due 04/01/34	790,993
55,943	Federal National Mortgage Association, Pool #786884, 5.31%, due 08/01/34	56,516
741,576	Federal National Mortgage Association, Pool #793031, 4.439%, due 07/01/34	758,057
570,111	Federal National Mortgage Association, Pool #804017, 4.095%, due 12/01/34	574,545
514,409	Federal National Mortgage Association, Pool #821159, 2.865%, due 05/01/35	526,410
1,644,227	Federal National Mortgage Association, Pool #821542, 3.839%, due 05/01/35	1,679,841
350,982	Federal National Mortgage Association, Pool #821915, 4.475%, due 06/01/35	353,290
390,204	Federal National Mortgage Association, Pool #822073, 4.418%, due 07/01/35	390,779
261,145	Federal National Mortgage Association, Pool #826239, 4.651%, due 07/01/35	263,590
143,117	Federal National Mortgage Association, Pool #830581, 3.846%, due 05/01/35	143,510
347,876	Federal National Mortgage Association, Pool #832721, 4.829%, due 09/01/35	349,103
494,239	Federal National Mortgage Association, Pool #841970, 4.778%, due 10/01/33	498,194
1,038,580	Federal National Mortgage Association, Pool #851282, 3.27%, due 11/01/35	1,037,937
2,935,361	Federal National Mortgage Association, Pool #957443, 5.123%, due 06/01/17	3,032,739
1,384,880	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,454,961
210,662	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17	223,602
57,177	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26	58,320
470,955	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31	478,176
57,943	Government National Mortgage Association II, Pool #80636, 4.625%, due 09/20/32	58,165
290,956	Government National Mortgage Association II, Pool #80734, 4.625%, due 09/20/33	295,966
9,299	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33	9,443
40,317	Government National Mortgage Association II, Pool #80757, 4.625%, due 10/20/33	40,967

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$115,618	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33	$117,403
117,678	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33	119,494
341,734	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34	347,505
125,028	Government National Mortgage Association II, Pool #80869, 5.5%, due 04/20/34	127,426
124,214	Government National Mortgage Association II, Pool #80937, 5.5%, due 06/20/34	126,286

	Total U.S. Government Agency Obligations (Cost: $20,337,173)	20,520,154

	Total Fixed Income Securities (Cost: $77,587,996) (90.9%)	66,341,023

	Short-Term Investments
2,200,000	Federal Home Loan Bank Discount Note, 0.1%, due 05/21/09	2,199,878
2,750,000	Federal Home Loan Bank Discount Note, 0.22%, due 05/12/09	2,749,895
1,000,000	Federal Home Loan Mortgage Corp Discount Note, 0.1%, due 05/18/09	999,953
470,184	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $455,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $481,436) (Total Amount to be Received Upon Repurchase $470,184)	470,184

	Total Short-Term Investments (Cost: $6,419,910) (8.8%)	6,419,910

	Total Investments (Cost: $84,007,906) (99.7%)	72,760,933
	Excess of Other Assets over Liabilities (0.3%)	244,941

	Net Assets (100.0%)	$73,005,874

Notes to the Schedule of Investments:

PAC - PlannedAmortization Class. TAC - TargetAmortization Class.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	37.9%
U.S. Government Agency Obligations	53.0
Short-Term Investments	8.8

Total	99.7%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (80.3% of Net Assets)
$17,476,707	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$16,862,423
9,536,273	Adjustable Rate Mortgage Trust (04-5-3A1), 4.956%, due 04/25/35	7,255,665
18,725,700	Adjustable Rate Mortgage Trust (05-12-2A1), 5.66%, due 03/25/36	9,717,535
100,126,805	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.86%, due 11/25/37 (1)	49,918,449
14,024,864	American Home Mortgage Assets (05-2-2A1A), 5.824%, due 01/25/36	7,676,986
13,002,055	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC)	8,846,798
31,497,605	Banc of America Funding Corp. (07-6-A2), 0.718%, due 07/25/37 (2)	16,257,577
19,908,492	Banc of America Funding Corp. (07-7-1A1), 6%, due 08/25/37	12,910,771
34,740,637	Banc of America Mortgage Securities, Inc. (05-K-2A1), 5.101%, due 12/25/35	22,864,623
24,973,656	BCAP LLC Trust (07-AA4-11A1), 6.176%, due 06/25/47	12,857,784
3,897,698	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 5.446%, due 02/25/35	2,684,546
16,616,533	Bear Stearns Alt-A Trust (06-3-23A1), 5.912%, due 05/25/36	8,128,951
6,288,452	Bear Stearns Alt-A Trust (06-8-1A1), 0.598%, due 06/25/46	2,621,787
26,631,660	Bear Stearns Alt-A Trust (06-8-2A1), 5.367%, due 08/25/46	11,944,917
16,869,167	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36 (2)	9,784,117
20,821,633	Chase Mortgage Finance Corp. (05-A1-2A1), 5.238%, due 12/25/35	14,060,345
10,508,613	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	8,125,024
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.588%, due 12/25/36	5,754,864
9,318,217	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	7,514,046
55,000,000	CitiMortgage Alternative Loan Trust (06-A7-1A4), 5.75%, due 12/25/36	29,364,005
20,810,287	CitiMortgage Alternative Loan Trust (07-A3-1A7), 5.75%, due 03/25/37	14,160,306
2,110,943	Countrywide Alternative Loan Trust (05-27-1A2), 2.914%, due 08/25/35	845,931
13,656,981	Countrywide Alternative Loan Trust (05-76-1A1), 2.994%, due 01/25/36	5,340,733
7,649,220	Countrywide Alternative Loan Trust (05-J5-1A1), 0.738%, due 05/25/35	4,969,403
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	6,814,776
23,397,457	Countrywide Alternative Loan Trust (06-41CB-1A7), 6%, due 01/25/37	15,168,875
19,772,378	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	13,441,391
13,403,847	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	6,471,984
14,574,367	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	11,062,746
36,825,000	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46 (2)	18,412,500
6,890,961	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	6,325,183
28,307,945	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	21,482,475
2,441,552	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	2,336,762
50,829,832	Countrywide Home Loans Mortgage Pass Through Trust (06-8-2A1), 6%, due 05/25/36	36,489,237
12,820,757	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 5.638%, due 03/25/36	5,678,647
41,217,149	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A1), 6%, due 03/25/37	30,306,747

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$16,162,521	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC) (2)	$11,313,765
21,051,000	Countrywide Home Loans Mortgage Pass Through Trust (07-13-A10), 6%, due 08/25/37	12,498,467
25,220,166	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	17,604,289
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	16,660,996
1,571,067	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,516,571
23,229,662	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35	12,070,527
7,542,362	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.322%, due 09/25/35 (I/F) (2)	6,260,160
20,741,494	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A3), 0.838%, due 09/25/35	9,766,950
12,822,772	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.938%, due 07/25/36 (TAC)	7,173,130
12,822,772	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 4.978%, due 07/25/36 (I/O) (I/F)	852,035
35,889,747	Credit Suisse Mortgage Capital Certificates (06-9-3A1), 6%, due 11/25/36	23,687,233
25,785,601	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	17,945,180
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37	12,787,690
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	8,214,984
60,834,710	Credit Suisse Mortgage Capital Certificates (07-3-1A1A), 5.84%, due 04/25/37	33,163,470
21,747,109	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37 (2)	16,310,332
27,518,882	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37	15,226,987
22,500,000	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36	12,932,143
16,984,353	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	13,102,854
16,341,216	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	11,459,337
78,738,070	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.628%, due 02/25/37	34,589,272
1,393,102	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,479,326
39,629	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	41,544
1,286,668	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,352,610
552,699	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	589,193
2,441,290	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,575,702
5,259,964	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	5,611,162
5,688,262	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	5,951,275
7,028,832	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	7,105,133
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,212,684
11,865,588	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	8,923,120

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$5,885,657	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	$5,893,572
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 12.853%, due 07/15/33 (I/F) (TAC)	413,527
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,894,190
12,374,118	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33	12,554,385
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.393%, due 09/15/33 (I/F)	2,964,660
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	7,144,054
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,484,639
2,898,385	Federal Home Loan Mortgage Corp. (2702-CS), 8.323%, due 11/15/33 (I/F)	2,484,009
9,294,544	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	9,519,265
8,657,155	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	8,891,802
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	22,792,639
8,940,813	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	8,937,248
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,422,360
3,360,490	Federal Home Loan Mortgage Corp. (2801-PS), 3.117%, due 05/15/34 (I/F)	2,794,445
23,963,936	Federal Home Loan Mortgage Corp. (2835-KZ), 5.5%, due 08/15/34	24,658,474
10,667,929	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	10,890,658
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,195,155
3,755,522	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	3,250,267
12,413,711	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	12,852,503
14,182,426	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	14,569,059
7,310,837	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	7,540,335
23,879,448	Federal Home Loan Mortgage Corp. (2934-JG), 4.5%, due 12/15/30	24,286,669
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	23,932,175
976,247	Federal Home Loan Mortgage Corp. (2991-SH), 15.247%, due 07/15/33 (I/F)	977,275
5,708,648	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	5,914,919
12,885,207	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	12,985,441
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,184,242
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	10,870,766
6,234,110	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,924,311
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 11.118%, due 10/15/35 (I/F)	4,761,944
12,653,337	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	11,323,183
10,972,955	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	11,149,671
17,247,099	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	17,355,102
26,167,832	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	26,183,994
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	19,156,746
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,379,762
16,405,113	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	16,655,901
17,394,731	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	17,971,545
31,752,308	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	31,793,211
133,024,424	Federal Home Loan Mortgage Corp. (3315-S), 5.959%, due 05/15/37 (I/O) (I/F)	9,918,062
33,997,327	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	35,344,193

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$20,003,511	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	$20,003,511
41,680,576	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38	43,037,087
112,180,850	Federal Home Loan Mortgage Corp. (3501-SE), 5.049%, due 01/15/39 (I/O) (I/F)	6,490,919
135,259,125	Federal Home Loan Mortgage Corp. (3510-SA), 6.049%, due 02/15/39 (I/O) (I/F)	9,483,775
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,845,302
18,427,221	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	18,512,255
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,124,174
2,325,266	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,404,003
7,142,916	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	7,352,691
9,285,791	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	9,727,975
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	15,784,284
9,858,975	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	9,967,930
1,861,662	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	1,904,205
6,867,527	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	6,878,741
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	28,224,360
1,584,406	Federal National Mortgage Association (04-19-SP), 11.228%, due 06/25/33 (I/F)	1,539,285
3,140,698	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	3,153,739
3,079,832	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	3,121,525
7,699,880	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	7,900,970
8,538,551	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	8,645,678
4,068,243	Federal National Mortgage Association (04-52-SW), 6.663%, due 07/25/34 (I/O) (I/F)	391,547
5,740,867	Federal National Mortgage Association (04-58-SU), 9.148%, due 04/25/34 (I/F)	5,519,483
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	9,941,275
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,128,334
7,490,955	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	7,583,988
11,590,941	Federal National Mortgage Association (04-91-AH), 4.5%, due 05/25/29	11,834,558
35,500,000	Federal National Mortgage Association (04-W10-A5), 5.5%, due 08/25/34 (PAC)	36,864,549
7,058,734	Federal National Mortgage Association (04-W4-A7), 5.5%, due 06/25/34	7,188,883
14,834,643	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	14,856,745
15,191,853	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	15,197,340
11,805,850	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	11,796,309
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC)	9,413,496
14,541,706	Federal National Mortgage Association (06-107-DS), 14.906%, due 11/25/36 (I/F)	14,441,677

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$4,706,914	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	$4,715,688
10,820,031	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	10,823,023
16,254,029	Federal National Mortgage Association (06-71-ZL), 6%, due 07/25/36	17,514,251
54,974,616	Federal National Mortgage Association (07-12-BA), 6%, due 02/25/37	56,819,806
132,015,494	Federal National Mortgage Association (07-2-SM), 6.313%, due 02/25/37 (I/O) (I/F)	10,315,823
70,665,849	Federal National Mortgage Association (07-20-SI), 6.013%, due 03/25/37 (I/O) (I/F)	5,346,239
19,978,739	Federal National Mortgage Association (07-23-BC), 6%, due 02/25/36	20,735,564
11,211,126	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	11,640,465
13,261,169	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	13,294,357
18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	19,647,377
83,168,952	Federal National Mortgage Association (07-56-SG), 5.973%, due 06/25/37 (I/O) (I/F)	6,041,567
176,313,962	Federal National Mortgage Association (07-58-SV), 6.313%, due 06/25/37 (I/O) (I/F)	14,635,646
32,755,225	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	34,062,469
16,922,402	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	17,646,634
41,308,491	Federal National Mortgage Association (07-65-S), 6.163%, due 07/25/37 (I/O) (I/F)	3,247,211
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	18,531,910
7,740,658	Federal National Mortgage Association (07-88-FY), 0.898%, due 09/25/37	7,580,807
24,995,383	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	25,811,707
66,973,118	Federal National Mortgage Association (08-13-SB), 5.803%, due 03/25/38 (I/O) (I/F)	4,865,008
82,646,985	Federal National Mortgage Association (08-23-SB), 6.413%, due 04/25/38 (I/O) (I/F)	6,813,855
21,638,606	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38	21,521,184
17,738,175	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38	18,197,283
83,253,441	Federal National Mortgage Association (08-64-HI), 5.633%, due 08/25/38 (I/O) (I/F)	5,109,472
45,981,578	Federal National Mortgage Association (08-86-SC), 5.963%, due 12/25/38 (I/O) (I/F)	3,432,079
142,049,310	Federal National Mortgage Association (09-2-AS), 5.263%, due 02/25/39 (I/O) (I/F)	8,720,166
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	7,934,993
99,905,992	Federal National Mortgage Association (09-3-SH), 5.013%, due 06/25/37 (I/O) (I/F)	6,106,944
64,346,562	Federal National Mortgage Association (09-6-SD), 5.113%, due 02/25/39 (I/O) (I/F)	3,676,518
586,878	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC)	608,607
3,521,078	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	3,029,929

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$1,081,278	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	$1,162,304
195,741	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	209,000
18,183,542	First Horizon Asset Securities, Inc. (04-AR6-4A1), 5.539%, due 11/25/34	15,328,933
21,230	First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31 (2)	21,216
30,111,603	GMAC Mortgage Corp. Loan Trust (04-AR1-12A), 4.639%, due 06/25/34 (2)	27,100,442
1,430,335	Government National Mortgage Association (02-41-SB), 5.553%, due 06/20/32 (I/O) (I/F)	105,531
3,541,856	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,749,053
1,851,958	Government National Mortgage Association (02-76-SG), 7.149%, due 10/16/29 (I/O) (I/F)	205,368
4,148,504	Government National Mortgage Association (03-42-SH), 6.103%, due 05/20/33 (I/O) (I/F)	339,481
9,826,036	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	10,142,072
2,291,888	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,827,129
6,805,805	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	6,853,177
9,838,078	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	9,845,645
195,766,185	Government National Mortgage Association (07-26-SW), 5.753%, due 05/20/37 (I/O) (I/F)	12,080,614
106,506,457	Government National Mortgage Association (07-35-KY), 5.998%, due 06/16/37 (I/O) (I/F) (PAC)	7,641,284
31,263,403	Government National Mortgage Association (07-59-SH), 5.353%, due 10/20/37 (I/O) (I/F)	1,783,174
99,204,200	Government National Mortgage Association (08-4-SA), 6.069%, due 01/20/38 (I/O) (I/F)	5,899,862
31,080,046	Government National Mortgage Association (08-46-SA), 5.953%, due 05/20/38 (I/O) (I/F)	1,847,985
43,141,751	Government National Mortgage Association (08-50-SA), 5.783%, due 06/20/38 (I/O) (I/F)	2,600,266
128,291,366	Government National Mortgage Association (08-76-US), 5.453%, due 09/20/38 (I/O) (I/F)	7,442,323
37,159,530	Government National Mortgage Association (08-82-SM), 5.603%, due 09/20/38 (I/O) (I/F)	2,054,915
93,829,850	Government National Mortgage Association (08-94-SA), 6.853%, due 12/20/38 (I/O) (I/F)	6,410,390
91,285,738	Government National Mortgage Association (09-1-SA), 5.503%, due 01/20/39 (I/O) (I/F)	5,465,195
115,136,611	Government National Mortgage Association (09-11-BS), 5.553%, due 02/20/39 (I/O) (I/F)	7,326,050
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36	12,295,871
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36	9,532,040
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36	10,753,266
36,230,323	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	20,470,248
21,744,663	GSR Mortgage Loan Trust (06-8F-4A1), 6.5%, due 09/25/36	14,556,858

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37 (2)	$24,000,000
3,415,921	Harborview Mortgage Loan Trust (04-10-3A1A), 5.385%, due 01/19/35	1,996,196
18,000,000	Harborview Mortgage Loan Trust (04-5-2A6), 3.85%, due 06/19/34	10,409,461
52,458,685	Harborview Mortgage Loan Trust (05-14-5A1A), 5.729%, due 12/19/35	27,638,304
33,078,899	Household Home Equity Loan Trust (06-2-A1), 0.597%, due 03/20/36 (2)	23,155,229
18,886,002	Indymac IMSC Mortgage Loan Trust (07-F2-2A1), 6.5%, due 07/25/37	10,343,918
17,256,932	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 4.233%, due 06/25/35	8,743,658
14,925,464	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 6.1%, due 08/25/36	7,594,990
27,384,197	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.177%, due 07/25/37	13,092,565
19,478,444	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 6.021%, due 05/25/37	8,701,905
26,524,742	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.959%, due 05/25/37	11,804,494
15,633,223	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36	13,332,849
18,573,267	JP Morgan Alternative Loan Trust (06-S1-2A6), 6%, due 02/25/21	14,289,808
17,041,282	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.916%, due 03/25/37	8,877,049
17,878,511	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.161%, due 03/25/37	9,288,163
41,406,845	JP Morgan Mortgage Trust (05-A7-1A4), 4.979%, due 10/25/35	28,039,469
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37 (2)	15,660,000
26,259,085	JP Morgan Mortgage Trust (07-S1-2A19), 5%, due 03/25/37	19,128,115
24,765,523	JP Morgan Mortgage Trust (07-S3-1A10), 6.25%, due 07/25/37	15,349,099
12,596,677	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	10,258,419
9,131,113	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	3,972,901
12,379,950	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	9,277,225
35,837,504	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36	19,923,430
6,295,051	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,276,700
47,511,251	Lehman XS Trust (07-14H-A211), 0.698%, due 07/25/47	29,194,039
14,686,553	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	11,282,374
2,654,998	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,471,581
20,509,958	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.813%, due 03/25/36	10,241,764
18,002,253	Morgan Stanley Mortgage Loan Trust (05-10-2A1), 5.737%, due 12/25/35	10,576,324
39,500,000	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36	21,662,776
26,648,885	Morgan Stanley Mortgage Loan Trust (07-13-6A1), 6%, due 10/25/37	14,733,215
51,056,036	Morgan Stanley Mortgage Loan Trust (07-14AR-6A1), 6.374%, due 11/25/37	28,895,327
32,150,076	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36	22,516,074
70,937,862	Prime Mortgage Trust (06-DR1-2A1), 5.5%, due 05/25/35 (1)	48,658,975
16,004,418	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	10,854,697
9,103,153	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,612,923
20,042,386	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36	11,335,733
12,079,350	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36	6,654,545
24,730,227	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36	14,306,093
19,314,401	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	11,219,716
11,279,711	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	7,354,446
13,127,369	Residential Accredit Loans, Inc. (07-QS5-A1), 5.5%, due 03/25/37	7,892,962
32,034,703	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36	20,801,366
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	15,920,718
20,000,000	Residential Funding Mortgage Securities I (07-S3-1A6), 5.5%, due 03/25/37	10,400,182
31,928,339	Residential Funding Mortgage Securities I (07-S6-1A11), 6%, due 06/25/37	22,281,903

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$15,826,812	Structured Adjustable Rate Mortgage Loan Trust (05-15-4A1), 5.497%, due 07/25/35	$10,134,373
25,936,717	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.114%, due 01/25/36	13,498,162
13,132,396	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36	7,215,448
23,833,241	Structured Adjustable Rate Mortgage Loan Trust (07-7-1A1), 0.738%, due 08/25/37	10,849,230
2,348,304	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	2,172,916
26,441,660	WaMu Mortgage Pass Through Certificates (07-HY5-2A3), 5.647%, due 06/25/37	16,885,475
7,170,001	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	4,781,797
9,924,708	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 1.038%, due 07/25/36	5,590,435
7,452,397	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 1.038%, due 07/25/36	4,315,151
56,741,241	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	39,470,433
15,097,759	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37 (2)	8,303,768
185,160	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	177,638
13,593,291	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36	11,111,973
24,144,916	Wells Fargo Mortgage Backed Securities Trust (06-AR10-4A1), 5.564%, due 07/25/36	14,908,945
20,473,250	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.072%, due 03/25/36	13,721,534
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	12,618,262
31,325,269	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	24,274,242
7,372,485	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	5,709,536
21,686,296	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37	16,703,746
24,381,233	Wells Fargo Mortgage Backed Securities Trust (07-3-1A1), 0.738%, due 04/25/37	14,966,649
24,381,233	Wells Fargo Mortgage Backed Securities Trust (07-3-1A2), 6.263%, due 04/25/37 (I/O) (I/F)	1,737,190
24,900,312	Wells Fargo Mortgage Backed Securities Trust (07-4-A4), 6%, due 04/25/37	18,315,009
29,712,652	Wells Fargo Mortgage Backed Securities Trust (07-6-A6), 6%, due 05/25/37	22,300,026
28,000,000	Wells Fargo Mortgage Backed Securities Trust (07-8-2A10), 6%, due 07/25/37 (PAC)	16,068,578

	Total Collateralized Mortgage Obligations (Cost: $3,355,404,322)	3,272,242,451

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (14.0%)
$34,000,000	Federal Home Loan Mortgage Corp., Pool #1429, 6%, due 04/01/25	$35,498,125
2,418,314	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.704%, due 11/01/34	2,485,785
19,721	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15	20,211
162,015	Federal Home Loan Mortgage Corp., Pool #755363, 5.221%, due 09/01/30	165,631
165,667	Federal Home Loan Mortgage Corp., Pool #789924, 4.804%, due 11/01/32	168,445
8,691	Federal Home Loan Mortgage Corp., Pool #846317, 4.964%, due 08/01/26	8,749
72,442	Federal Home Loan Mortgage Corp., Pool #846510, 4.78%, due 04/01/25	75,785
133,432	Federal Home Loan Mortgage Corp., Pool #846732, 4.938%, due 01/01/30	135,085
22,961,151	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38	23,768,857
112,376	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	116,750
119,684	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	124,343
271,387	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	281,951
220,222	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	228,795
603,826	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	633,165
2,718,113	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,796,513
4,523,398	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	4,655,284
13,305,005	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	13,852,034
13,959,615	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	14,405,886
16,562,240	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	17,374,480
95,429	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	101,684
35,000,000	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	36,598,212
4,331,169	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,484,103
18,936,067	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	19,412,821
63,164	Federal National Mortgage Association, Pool #124410, 4.488%, due 07/01/22	64,009
327,056	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	339,325
733,357	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	767,634
2,109,558	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	2,189,941
50,768,590	Federal National Mortgage Association, Pool #257014, 6%, due 12/01/37	52,852,488
16,968,774	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	17,466,879
7,350	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	7,501
53,671	Federal National Mortgage Association, Pool #348025, 5.045%, due 06/01/26	53,508
33,000,000	Federal National Mortgage Association, Pool #53282, 6.5%, due 04/01/35	34,742,813
7,168,114	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	7,321,929
264,957	Federal National Mortgage Association, Pool #655819, 4.604%, due 08/01/32	270,903
196,302	Federal National Mortgage Association, Pool #661856, 4.913%, due 10/01/32	203,300
2,708,083	Federal National Mortgage Association, Pool #671133, 5.21%, due 02/01/33	2,791,302
561,350	Federal National Mortgage Association, Pool #672272, 4.896%, due 12/01/32	573,646

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$1,391,970	Federal National Mortgage Association, Pool #676766, 4.696%, due 01/01/33	$1,418,188
1,102,499	Federal National Mortgage Association, Pool #687847, 4.519%, due 02/01/33	1,122,424
2,678,138	Federal National Mortgage Association, Pool #692104, 5.058%, due 02/01/33	2,750,447
2,345,609	Federal National Mortgage Association, Pool #699866, 4.38%, due 04/01/33	2,394,191
1,307,295	Federal National Mortgage Association, Pool #704454, 4.246%, due 05/01/33	1,333,030
1,542,690	Federal National Mortgage Association, Pool #708820, 4.589%, due 06/01/33	1,584,867
3,541,033	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,617,018
1,603,277	Federal National Mortgage Association, Pool #728824, 3.962%, due 07/01/33	1,638,131
4,006,631	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	4,166,813
231,633	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	240,866
1,277,815	Federal National Mortgage Association, Pool #821915, 4.475%, due 06/01/35	1,286,218
13,008,116	Federal National Mortgage Association, Pool #838765, 5.213%, due 10/01/35	13,485,904
14,681,457	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	15,627,952
47,666,816	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	48,054,347
21,895,739	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37	22,914,803
33,083,577	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	33,810,382
46,162,679	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	48,498,703
29,896,948	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	30,699,806
35,398,960	Federal National Mortgage Association, Pool #AA7048, 5%, due 04/01/39	36,088,249
102,786	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	107,526
112,904	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	118,110
1,348,752	Government National Mortgage Association II, Pool #80963, 4.625%, due 07/20/34	1,370,485

	Total U.S. Government Agency Obligations (Cost: $558,598,354)	569,366,332

	Total Fixed Income Securities (Cost: $3,914,002,676) (94.3%)	3,841,608,783

	Short-Term Investments
82,500,000	Federal Home Loan Bank Discount Note, 0.05%, due 05/01/09	82,500,000
12,500,000	Federal Home Loan Bank Discount Note, 0.06%, due 05/06/09	12,499,896
54,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 05/11/09	53,998,950
26,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 05/07/09	25,999,697
35,000,000	Federal Home Loan Bank Discount Note, 0.08%, due 05/12/09	34,999,144
50,000,000	Federal Home Loan Bank Discount Note, 0.09%, due 05/20/09	49,997,625

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$20,000,000	Federal Home Loan Bank Discount Note, 0.09%, due 05/13/09	$19,999,400
20,000,000	Federal Home Loan Bank Discount Note, 0.1%, due 05/22/09	19,998,833
25,000,000	Federal Home Loan Bank Discount Note, 0.1%, due 05/15/09	24,999,028
50,000,000	Federal Home Loan Bank Discount Note, 0.11%, due 06/02/09	49,995,111
28,000,000	Federal National Mortgage Association Discount Note, 0.15%, due 05/13/09	27,998,600
84,850	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $85,000, U.S. Treasury Note, 3.125%, due 08/31/13 valued at $89,939) (Total Amount to be Received Upon Repurchase $84,851)	84,850

	Total Short-Term Investments (Cost: $403,071,134) (9.9%)	403,071,134

	Total Investments (Cost: $4,317,073,810) (104.2%)	4,244,679,917
	Liabilities in Excess of Other Assets (– 4.2%)	(170,590,665)

	Net Assets (100.0%)	$4,074,089,252

Notes to the Schedule of Investments:

I/F - InverseFloating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - InterestOnly Security.
PAC - PlannedAmortization Class.
P/O - PrincipalOnly Security.
TAC - TargetAmortization Class.
(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the value of these securities amounted to $98,577,424 or 2.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2) Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Private Mortgage-Backed Securities	42.0%
U.S. Government Agency Obligations	52.3
Short-Term Investments	9.9

Total	104.2%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund	TCW High Yield Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$276,185	$173,378		$23,916	$100,508
Foreign currency, at value	—	830	(2)	—	—
Cash	—	—		13	—
Receivable for Securities Sold	—	328		419	—
Receivable for Fund Shares Sold	—	5,257		101	1,143
Interest and Dividends Receivable	496	1,753		418	2,698
Prepaid expenses	246	—		—	—

Total Assets	276,927	181,546		24,867	104,349

LIABILITIES
Distributions Payable	74	104		17	64
Payable for Securities Purchased	9,381	4,469		1,149	1,802
Payable for Fund Shares Redeemed	—	93		11	429
Accrued Directors’ Fees and Expenses	3	3		3	3
Accrued Compliance Expense	3	—	(3)	—	— (3)
Accrued Management Fees	496	36		12	56
Accrued Distribution Fees	—	21		—	6
Other Accrued Expenses	223	50		40	14

Total Liabilities	10,180	4,776		1,232	2,374

NET ASSETS	$266,747	$176,770		$23,635	$101,975

NET ASSETS CONSIST OF:
Paid-in Capital	$266,416	$177,140		$27,638	$167,081
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	(53)	765		(1,936)	(56,345)
Unrealized Depreciation of Investments and Foreign Currency	—	(1,301)		(1,348)	(8,295)
Undistributed (Distributions in Excess of) Net Investment Income	384	166		(719)	(466)

NET ASSETS	$266,747	$176,770		$23,635	$101,975

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$266,747	$74,259		$23,571	$67,578

N Class Share	$—	$102,511		$64	$34,397

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	266,747,484	7,657,485		3,734,159	13,671,100

N Class Share	—	10,481,989		7,944	6,941,163

NET ASSET VALUE PER SHARE: (5)
I Class Share	$1.00	$9.70		$6.31	$4.94

N Class Share	$—	$9.78		$8.09	$4.96

(1)	The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund at April 30, 2009 was $276,185, $174,705, $25,262 and $108,803, respectively.
(2)	The identified cost at April 30, 2009 was $804.
(3)	Amount rounds to less than $1 (in thousands).
(4)	The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$72,761		$4,244,680
Receivable for Securities Sold	30		179
Receivable for Fund Shares Sold	10		119,035
Interest and Dividends Receivable	260		22,939

Total Assets	73,061		4,386,833

LIABILITIES
Distributions Payable	—	(2)	7,593
Payable for Securities Purchased	—		297,731
Payable for Fund Shares Redeemed	—	(2)	6,314
Accrued Directors’ Fees and Expenses	3		3
Accrued Compliance Expense	—	(2)	—
Accrued Management Fees	11		768
Accrued Distribution Fees	—		249
Other Accrued Expenses	41		86

Total Liabilities	55		312,744

NET ASSETS	$73,006		$4,074,089

NET ASSETS CONSIST OF:
Paid-in Capital	$84,714		$4,145,628
Accumulated Net Realized Loss on Investments	(391)		(69)
Unrealized Depreciation of Investments	(11,247)		(72,394)
Undistributed (Distributions in Excess of) Net Investment Income	(70)		924

NET ASSETS	$73,006		$4,074,089

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$73,006		$2,737,423

N Class Share	$—		$1,336,666

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	8,819,781		296,904,799

N Class Share	—		139,953,779

NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.28		$9.22

N Class Share	$—		$9.55

(1)	The identified cost for the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2009 was $84,008 and $4,317,074, respectively.
(2)	Amount rounds to less than $1 (in thousands).
(3)	The number of authorized shares with a par value of $0.001 per share, for the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund	TCW High Yield Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$4,891	$4,933	(1)	$966 (1)	$4,094
Dividends	—	1		—	6	(2)
Net Security Lending Income	—	—	(3)(4)	—	3	(4)

Total	4,891	4,934		966	4,103

Expenses:
Management Fees	789	279		74	261
Accounting Services Fees	108	10		3	6
Administration Fees	171	28		8	12
Transfer Agent Fees:
I Class	9	6		8	8
N Class	—	6		4	5
Custodian Fees	28	26		7	12
Professional Fees	43	19		16	16
Directors’ Fees and Expenses	9	9		9	9
Registration Fees:
I Class	14	9		9	13
N Class	—	10		1	6
Distribution Fees:
N Class	—	117		1	25
Compliance Expense	8	2		1	2
Other	437	14		6	11

Total	1,616	535		147	386
Less Expenses Borne by Investment Advisor:
I Class	89	41		14	—
N Class	—	52		5	11

Net Expenses	1,527	442		128	375

Net Investment Income	3,364	4,492		838	3,728

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	148	540		(2,110)	(2,488)
Foreign Currency	—	81		—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,071	4,420		5,914	10,143
Foreign Currency	—	(97)		(2)	—
Capital Support Agreement with Affiliate (5)	(2,071)	—		—	—

Net Realized and Unrealized Gain on Investments	148	4,944		3,802	7,655

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,512	$9,436		$4,640	$11,383

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Core Fixed Income Fund and the TCW Emerging Markets Income Fund were $1 and $6 (in thousands), respectively.
(2)	Net of foreign taxes withheld. Total amounts withheld for the TCW High Yield Bond Fund rounds to less than $1 (in thousands).
(3)	Amount rounds to less than $1 (in thousands).
(4)	Net of broker fees.
(5)	See Note 3.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$1,744	$131,231
Net Security Lending Income	—	—	(1)(2)

Total	1,744	131,231

Expenses:
Management Fees	185	6,796
Accounting Services Fees	6	157
Administration Fees	15	264
Transfer Agent Fees:
I Class	4	218
N Class	—	225
Custodian Fees	11	30
Professional Fees	25	76
Directors’ Fees and Expenses	9	9
Registration Fees:
I Class	6	60
N Class	—	44
Distribution Fees:
N Class	—	1,405
Compliance Expense	1	42
Other	11	304

Total	273	9,630
Less Expenses Borne by Investment Advisor:
I Class	111	1,280
N Class	—	683

Net Expenses	162	7,667

Net Investment Income	1,582	123,564

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	—	1,101
Change in Unrealized Appreciation (Depreciation) on Investments	(5,331)	16,367

Net Realized and Unrealized Gain (Loss) on Investments	(5,331)	17,468

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,749)	$141,032

(1)	Amount rounds to less than $1 (in thousands).
(2)	Net of broker fees.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,364	$44,322	$4,492	$5,945
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	148	(201)	621	2,305
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	4,323	(6,571)

Increase in Net Assets Resulting from Operations	3,512	44,121	9,436	1,679

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,496)	(44,138)	(1,589)	(1,367)
N Class	—	—	(2,998)	(5,073)
Distributions from Net Realized Gain:
I Class	—	—	(139)	—
N Class	—	—	(325)	—

Total Distributions to Shareholders	(3,496)	(44,138)	(5,051)	(6,440)

NET CAPITAL SHARE TRANSACTIONS
I Class	(538,504)	133,824	42,261	3,005
N Class	—	—	15,897	(27,882)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(538,504)	133,824	58,158	(24,877)

Increase (Decrease) in Net Assets	(538,488)	133,807	62,543	(29,638)
NET ASSETS
Beginning of Period	805,235	671,428	114,227	143,865

End of Period	$266,747	$805,235	$176,770	$114,227

Undistributed Net Investment Income	$384	$516	$166	$261

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$838	$1,730	$3,728	$4,791
Net Realized Loss on Investments	(2,110)	(176)	(2,488)	(3,769)
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	5,912	(7,444)	10,143	(16,893)

Increase (Decrease) in Net Assets Resulting from Operations	4,640	(5,890)	11,383	(15,871)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,343)	(1,738)	(2,600)	(3,630)
N Class	(52)	(98)	(1,081)	(1,582)
Distributions from Net Realized Gain:
I Class	—	(1,257)	—	—
N Class	—	(46)	—	—

Total Distributions to Shareholders	(1,395)	(3,139)	(3,681)	(5,212)

NET CAPITAL SHARE TRANSACTIONS
I Class	1,080	(6,657)	21,570	(858)
N Class	(1,271)	446	16,016	(353)
Redemption Fees (Note 2)	3	3	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(188)	(6,208)	37,586	(1,211)

Increase (Decrease) in Net Assets	3,057	(15,237)	45,288	(22,294)
NET ASSETS
Beginning of Period	20,578	35,815	56,687	78,981

End of Period	$23,635	$20,578	$101,975	$56,687

(Distributions in Excess of) Net Investment Income	$(719)	$(162)	$(466)	$(513)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$1,582	$5,303	$123,564	$101,004
Net Realized Gain (Loss) on Investments	—	(229)	1,101	—
Change in Unrealized Appreciation (Depreciation) on Investments	(5,331)	(5,719)	16,367	(97,453)

Increase (Decrease) in Net Assets Resulting from Operations	(3,749)	(645)	141,032	3,551

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1,926)	(5,098)	(81,867)	(45,217)
N Class	—	—	(53,096)	(43,878)

Total Distributions to Shareholders	(1,926)	(5,098)	(134,963)	(89,095)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,825	(32,582)	1,656,457	533,538
N Class	—	—	306,033	722,747

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,825	(32,582)	1,962,490	1,256,285

Increase (Decrease) in Net Assets	(2,850)	(38,325)	1,968,559	1,170,741
NET ASSETS
Beginning of Period	75,856	114,181	2,105,530	934,789

End of Period	$73,006	$75,856	$4,074,089	$2,105,530

Undistributed (Overdistributed) Net Investment Income	$(70)	$274	$924	$12,323

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2009

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

TCW Funds, Inc.

April 30, 2009

liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds’ investments:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
TCW Money Market Fund	$23,981,000	$252,203,957	$—	$276,184,957
TCW Core Fixed Income Fund	19,057,628	154,320,423	5	173,378,056
TCW Emerging Markets Income Fund	—	23,915,821	—	23,915,821
TCW High Yield Bond Fund	484,552	100,023,350	91	100,507,993
TCW Short Term Bond Fund	—	72,760,933	—	72,760,933
TCW Total Return Bond Fund	—	4,224,679,917	—	4,224,679,917

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW High Yield Bond Fund
Balance, as of October 31, 2008	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss) and change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	5	91
Net transfers in and/or out of Level 3	—	—

Balance, as of April 30, 2009	5	$91

Net change in unrealized appreciation/depreciation from investments still held as of April 30, 2009	$—	$—

Treasury Temporary Guarantee Program:    The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”) on October 1, 2008. The Program is designed to provide certain shareholders of the Fund with a guarantee of a $1.00 net asset value price per share based on the number of shares held by the shareholder in the Fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the Fund’s net asset value falls below $0.995 and the Fund commences the process of liquidation. Any increase in the number of shares a shareholder owns after the close of business on September 19, 2008 will not be guaranteed. If the number of shares a shareholder holds fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the amount held by the shareholder as of the date of a guarantee event, whichever is less. If a shareholder closes his/her account with the Fund or with a broker-dealer, any future investment in the Fund will not be guaranteed.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

To participate in the Program, the Fund paid (i) an initial non-refundable participation fee, which amounted to 0.01% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share) and (ii) two subsequent non-refundable fees to continue participation in the Program which each amounted to 0.015% of the value of the Fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share). The initial fee covered the three months of participation in the Program and the subsequent fees covered participation in the Program until April 30, 2009, and September 18, 2009, respectively. The fees are amortized over the duration of the Program over the respective periods. Recovery under the Program is subject to certain conditions and limitations. Payments under the Program, if any, will be made on a first-come-first-serve basis and only to the extent of available assets at the U.S. Treasury’s Exchange Stabilization Fund, which had approximately $50.5 billion in assets as of April 30, 2009.

The Program will terminate on September 18, 2009.

Redemption Fees:    The TCW Emerging Markets Income Fund imposes a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts:    The TCW Emerging Markets Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at April 30, 2009.

TCW Funds, Inc.

April 30, 2009

Dollar Roll Transactions:    The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the six months ended April 30, 2009.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:    All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2009.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at April 30, 2009.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Capital Support Agreement

On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement (the “Initial CSA”), which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $5 million. The Initial CSA was intended to limit the potential losses that the Fund may incur upon the ultimate disposition of the securities specified in the Agreement (the “Initial Eligible Notes”). Because the Advisor does not have its own credit rating, the Agreement required the Advisor to establish a segregated account to support its obligations under the Agreement. On September 26, 2008, the parties amended the Initial Agreement (the “9/26 CSA”) to (a) increase the maximum contribution amount to $35.5 million, (b) pledge certain assets in the segregated account to certain corresponding Initial Eligible Notes to support any capital contributions required to be made on the corresponding Initial Eligible Notes, and (c) provide for the eventual release of pledged assets corresponding to a specific Initial Eligible Note to the Advisor upon the Advisor’s satisfaction of its obligations to the Fund under the 9/26 CSA with respect to the Initial Eligible Note. On September 30, 2008, the parties again amended the capital support agreement (the “9/30 CSA”) to include additional securities that the Fund held in its portfolio of certain issuers (the “Subsequent Notes”, and together with the Initial Eligible Notes the “Covered Notes”).

Pursuant to the 9/30 CSA, the Advisor is obligated to provide a capital contribution (up to the maximum contribution amount) if, as a result of losses realized on the Covered Notes, the market-based net asset value per share of the Fund otherwise would drop below $0.995 or such greater amount as required by NRSRO (as defined in Rule 2a-7) after giving effect to the contribution event and all payments received by the Fund in respect of the Covered Notes. A contribution event may occur upon:

(i)	any sale of the Covered Note for an amount less than amortized cost value (after deduction of transaction costs);

TCW Funds, Inc.

April 30, 2009

(ii)	receipt of final payment on the Covered Notes for less than the amortized cost value for the Covered Notes as of the date such payment is received;
(iii)	the issuance of a court order to discharge the Covered Notes issuer from liability that provides for payments that will result in a loss; or
(iv)	the occurrence of a loss in connection with an exchange for or replacement with Covered Securities as defined in Rule 2a-7(a)(10).

The Advisor will not receive any consideration from the Fund for contributed capital, if any, under the 9/30 Agreement. The obligations of the Advisor to provide capital support pursuant to the 9/30 Agreement will terminate upon the earliest to occur of (i) August 31, 2009, (ii) the repayment in full, in cash, of the Covered Notes, and (iii) the Advisor making payments equal to the maximum contribution amount. In addition, the Fund is required to sell all Covered Notes on the business date immediately prior to the termination date, unless the Fund expects that the sale proceeds on the sale day would not result in a loss to the Fund or in a payment of the capital contribution amount

The TCW Money Market Fund did not hold any Covered Notes under the 9/30 Agreement, at April 30, 2009.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2009, net unrealized (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Core Fixed Income Fund	TCW Emerging Markets Income Fund	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
Unrealized Appreciation	$6,959	$691	$3,267	$235	$215,951
Unrealized (Depreciation)	(8,338)	(1,534)	(12,240)	(11,482)	(288,345)

Net Unrealized Depreciation	$(1,379)	$(843)	$(8,973)	$(11,247)	$(72,394)

Cost of Investments for Federal Income Tax Purposes	$174,757	$24,759	$109,481	$84,008	$4,317,074

Note: The aggregate cost for investments for the TCW Money Market Fund as of April 30, 2009, is the same for financial reporting and federal income tax purposes.

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at April 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 – Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%	*
TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%	**
TCW Total Return Bond Fund	0.50%

*	The Advisor waived the management fee for the period April 1, 2009 through April 30, 2009.
**	The Advisor waived a portion of the management fee for the period ended April 30, 2009, which brings the management fee down to 0.35%.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Money Market Fund
I Class	0.40%	(1)
TCW Core Fixed Income Fund
I Class	0.44%	(1)
N Class	0.78%	(1)
TCW Emerging Markets Income Fund
I Class	1.30%	(2)
N Class	1.30%	(2)
TCW High Yield Bond Fund
I Class	1.20%	(2)
N Class	1.20%	(2)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.44%	(1)
N Class	0.74%	(1)

(1)	These limitations are voluntary and terminable in a sixty days notice.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2009. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company’s shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund

TCW Funds, Inc.

April 30, 2009

compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2009, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$89,008	$39,939	$14,198	$8,826
TCW Emerging Markets Income Fund	24,094	25,069	—	—
TCW High Yield Bond Fund	59,266	16,229	—	—
TCW Short Term Bond Fund	—	8,675	6,462	—
TCW Total Return Bond Fund	1,142,033	149,840	768,190	19,250

Note 8 – Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Money Market Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,697,347,635	$1,697,348	15,007,963,912	$15,007,964
Shares Issued upon Reinvestment of Dividends	1,496,636	1,497	6,969,479	6,970
Shares Redeemed	(2,237,348,828)	(2,237,349)	(14,881,109,718)	(14,881,110)

Net Increase (Decrease)	(538,504,557)	$(538,504)	133,823,673	$133,824

TCW Core Fixed Income Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,816,122	$46,551	1,775,575	$17,341
Shares Issued upon Reinvestment of Dividends	148,734	1,429	105,987	1,042
Shares Redeemed	(593,757)	(5,719)	(1,567,503)	(15,378)

Net Increase	4,371,099	$42,261	314,059	$3,005

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,235,089	$21,770	1,072,507	$10,657
Shares Issued upon Reinvestment of Dividends	379,022	3,671	520,586	5,181
Shares Redeemed	(977,078)	(9,544)	(4,398,275)	(43,720)

Net Increase (Decrease)	1,637,033	$15,897	(2,805,182)	$(27,882)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 – Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,630,623	$9,489	734,916	$5,320
Shares Issued upon Reinvestment of Dividends	236,310	1,351	367,272	2,638
Shares Redeemed	(1,708,294)	(9,757)	(2,035,683)	(14,612)

Net Increase (Decrease)	158,639	$1,083	(933,495)	$(6,654)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	30,167	$214	117,472	$1,084
Shares Issued upon Reinvestment of Dividends	8,621	62	15,095	139
Shares Redeemed	(209,286)	(1,547)	(83,947)	(777)

Net Increase (Decrease)	(170,498)	$(1,271)	48,620	$446

TCW High Yield Bond Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	8,852,882	$40,561	8,959,669	$52,117
Shares Issued upon Reinvestment of Dividends	554,194	2,525	449,120	2,818
Shares Redeemed	(4,755,427)	(21,516)	(8,821,306)	(55,793)

Net Increase (Decrease)	4,651,649	$21,570	587,483	$(858)

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,498,481	$29,780	3,567,143	$21,132
Shares Issued upon Reinvestment of Dividends	267,572	1,221	256,852	1,619
Shares Redeemed	(3,233,637)	(14,985)	(3,683,159)	(23,104)

Net Increase (Decrease)	3,532,416	$16,016	140,836	$(353)

TCW Short Term Bond Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	76,262	$646	522,987	$4,850
Shares Issued upon Reinvestment of Dividends	265,975	2,284	562,047	5,209
Shares Redeemed	(12,342)	(105)	(4,658,124)	(42,641)

Net Increase (Decrease)	329,895	$2,825	(3,573,090)	$(32,582)

TCW Funds, Inc.

April 30, 2009

TCW Total Return Bond Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	206,903,050	$1,901,067	83,330,723	$795,205
Shares Issued upon Reinvestment of Dividends	6,846,321	62,845	3,293,608	31,385
Shares Redeemed	(33,439,364)	(307,455)	(30,760,377)	(293,052)

Net Increase	180,310,007	$1,656,457	55,863,954	$533,538

	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	70,374,684	$670,758	94,190,415	$940,220
Shares Issued upon Reinvestment of Dividends	5,998,505	57,077	3,935,639	38,842
Shares Redeemed	(44,349,794)	(421,802)	(26,068,389)	(256,315)

Net Increase	32,023,395	$306,033	72,057,665	$722,747

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A issues) at April 30, 2009.

Note 10 — Contingencies

In July 2004, a committee representing asbestos claimants (the “Committee”) in the bankruptcy of G-I Holdings, Inc., filed suit against Building Material Corporation of America (“BMCA”), certain of its current and former bondholders and others (the “Complaint”). On March 24, 2006, the Complaint was amended to name additional bondholder defendants including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the “Bondholder Funds”) and other accounts and funds managed by TCW or its affiliates. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to BMCA, a wholly-owned subsidiary in 1994. BMCA has since issued notes, of which the Bondholder Funds and others are alleged to be current or former holders. The complaint alleges that in 2000, more than two hundred noteholders — including the Bondholder Funds — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including the claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis. A stay of all proceedings is currently in affect at the request of the Committee and G-I Holdings, Inc. in connection with a plan of Reorganization filed with the Bankruptcy Court on August 22, 2008.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued) April 30, 2009

Note 10 — Contingencies (Continued)

Nothing in the Complaint in this litigation alleges that any improper activity took place in the Bondholder Funds. It is possible that these matters could lead to a decrease in the market value of the shares or other adverse consequences to the Bondholder Funds. However, the Advisor believes that these matters are not likely to have a material adverse effect on the Bondholder Funds or on the Advisor’s ability to perform its investment advisory services relating to the Funds. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss can not be reasonably estimated. The information provided is as of the date of this report.

TCW Money Market Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008		2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.0050		0.0278		0.0497	0.0447	0.0252	0.0091
Net Realized and Unrealized Gain (Loss) on Investments	—		(0.0014)		—	—	—	—

Total from Investment Operations	0.0050		0.0264		0.0497	0.0447	0.0252	0.0091

Less Distributions:
Distributions from Net Investment Income	(0.0050)		(0.0277)		(0.0497)	(0.0447)	(0.0252)	(0.0091)
Capital Support Agreement (2)	N/A		0.0013		N/A	N/A	N/A	N/A

Net Asset Value per Share, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.48	% (3)	2.99	% (4)	5.09%	4.56%	2.53%	0.91%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$266,747		$805,235		$671,428	$564,916	$605,886	$513,590
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.51	% (5)	0.31%		0.33%	0.32%	0.34%	0.35%
After Expense Reimbursement	0.37	% (5)	0.30%		N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	1.07	% (5)	2.77%		4.97%	4.45%	2.52%	0.91%

(1)	Computed using average shares outstanding throughout the period.
(2)	See Note 3.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Capital Support Agreement had no impact on the total return for the period.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.35		$9.76	$9.70	$9.69	$10.17	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.32		0.48	0.42	0.38	0.39	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.36		(0.38)	0.10	0.07	(0.36)	0.21

Total from Investment Operations	0.68		0.10	0.52	0.45	0.03	0.64

Less Distributions:
Distributions from Net Investment Income	(0.30)		(0.51)	(0.46)	(0.44)	(0.51)	(0.47)
Distributions from Net Realized Gain	(0.03)		—	—	—	—	—

Total Distributions	(0.33)		(0.51)	(0.46)	(0.44)	(0.51)	(0.47)

Net Asset Value per Share, End of Period	$9.70		$9.35	$9.76	$9.70	$9.69	$10.17

Total Return	7.41	% (2)	0.94%	5.46%	4.74%	0.26%	6.57%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,259		$30,721	$29,005	$36,478	$43,945	$42,674
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.62	% (3)	0.66%	0.67%	0.79%	0.81%	0.81%
After Expense Reimbursement	0.44	% (3)	0.44%	0.50%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.77	% (3)	4.87%	4.38%	3.95%	3.90%	4.23%
Portfolio Turnover Rate	36.74	% (2)	81.45%	76.69%	90.58%	97.60%	73.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.44		$9.86	$9.79	$9.78	$10.25	$10.08

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.46	0.40	0.36	0.37	0.43
Net Realized and Unrealized Gain (Loss) on Investments	0.38		(0.37)	0.09	0.06	(0.36)	0.18

Total from Investment Operations	0.68		0.09	0.49	0.42	0.01	0.61

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.51)	(0.42)	(0.41)	(0.48)	(0.44)
Distributions from Net Realized Gain	(0.03)		—	—	—	—	—

Total Distributions	(0.34)		(0.51)	(0.42)	(0.41)	(0.48)	(0.44)

Net Asset Value per Share, End of Period	$9.78		$9.44	$9.86	$9.79	$9.78	$10.25

Total Return	7.28	% (2)	0.73%	5.17%	4.44%	0.01%	6.19%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$102,511		$83,506	$114,860	$17,821	$17,432	$16,633
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.84	% (3)	0.83%	0.82%	1.08%	1.10%	1.10%
After Expense Reimbursement	0.73	% (3)	0.73%	0.76%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	6.29	% (3)	4.58%	4.10%	3.67%	3.61%	4.23%
Portfolio Turnover Rate	36.74	% (2)	81.45%	76.69%	90.58%	97.60%	73.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$5.41		$7.66	$7.99	$8.03	$7.98	$9.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.43	0.55	0.40	0.55	0.61
Net Realized and Unrealized Gain (Loss) on Investments	1.11		(1.92)	(0.03)	0.24	0.25	0.38

Total from Investment Operations	1.35		(1.49)	0.52	0.64	0.80	0.99

Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.47)	(0.42)	(0.45)	(0.46)	(0.49)
Distributions from Net Realized Gain	—		(0.29)	(0.43)	(0.23)	(0.28)	(2.12)

Total Distributions	(0.45)		(0.76)	(0.85)	(0.68)	(0.74)	(2.61)

Redemption Fees	—	(2)	— (2)	— (2)	— (2)	(0.01)	—

Net Asset Value per Share, End of Period	$6.31		$5.41	$7.66	$7.99	$8.03	$7.98

Total Return	25.92	% (3)	(21.46)%	6.79%	8.31%	10.06%	12.53%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,571		$19,349	$34,559	$50,779	$69,810	$49,703
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.44	% (4)	1.24%	1.25%	1.17%	1.16%	1.20%
After Expense Reimbursement	1.30	% (4)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	8.47	% (4)	5.99%	7.03%	4.97%	6.83%	7.74%
Portfolio Turnover Rate	120.75	% (3)	156.72%	146.82%	149.79%	92.86%	79.63%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,				March 1, 2004 (Commencement of N Class Shares) through October 31, 2004
			2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$6.89		$9.67	$9.77	$9.08	$8.30	$7.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30		0.54	0.64	0.48	6.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	1.42		(2.45)	(0.02)	0.21	(5.62)	0.31

Total from Investment Operations	1.72		(1.91)	0.62	0.69	0.78	0.58

Less Distributions:
Distributions from Net Investment Income	(0.52)		(0.58)	(0.29)	—	—	—
Distributions from Net Realized Gain	—		(0.29)	(0.43)	—	—	—

Total Distributions	(0.52)		(0.87)	(0.72)

Net Asset Value per Share, End of Period	$8.09		$6.89	$9.67	$9.77	$9.08	$8.30

Total Return	25.81	% (2)	(21.51)%	6.56%	7.60%	9.40%	7.51	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$64		$1,229	$1,256	$31	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.26	% (5)	1.97%	2.63%	353.50%	899.58%	22.68	% (5)
After Expense Reimbursement	1.30	% (5)	1.36%	1.46%	1.36%	1.47%	1.50	% (5)
Ratio of Net Investment Income to Average Net Assets	8.55	% (5)	5.94%	6.58%	4.97%	6.83%	5.24	% (5)
Portfolio Turnover Rate	120.75	% (2)	156.72%	146.82%	149.79%	92.86%	79.63	% (6)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period March 1, 2004 (commencement of offering of N Class Shares) through October 31, 2004 and is not indicative of a full year’s operating results.
(4)	Amount rounds to less than $1 (in thousands).
(5)	Annualized.
(6)	Represents the Fund’s portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$4.56		$6.74	$6.85	$6.83	$7.26	$7.03

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.47	0.49	0.49	0.52	0.54
Net Realized and Unrealized Gain (Loss) on Investments	0.37		(2.14)	(0.07)	0.06	(0.39)	0.26

Total from Investment Operations	0.61		(1.67)	0.42	0.55	0.13	0.80

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.51)	(0.53)	(0.53)	(0.56)	(0.57)

Net Asset Value per Share, End of Period	$4.94		$4.56	$6.74	$6.85	$6.83	$7.26

Total Return	13.97	% (2)	(26.41)%	6.27%	8.41%	1.74%	11.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,578		$41,109	$56,835	$109,167	$146,266	$259,228
Ratio of Expenses to Average Net Assets	1.03	% (3)	1.03%	0.93%	0.91%	0.88%	0.90%
Ratio of Net Investment Income to Average Net Assets	10.76	% (3)	7.66%	7.00%	7.18%	7.26%	7.56%
Portfolio Turnover Rate	25.74	% (2)	113.03%	91.99%	87.48%	97.52%	99.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$4.57		$6.78	$6.90	$6.87	$7.30	$7.09

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.24		0.46	0.47	0.49	0.52	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.38		(2.16)	(0.07)	0.05	(0.43)	0.23

Total from Investment Operations	0.62		(1.70)	0.40	0.54	0.09	0.78

Less Distributions:
Distributions from Net Investment Income	(0.23)		(0.51)	(0.52)	(0.51)	(0.52)	(0.57)

Net Asset Value per Share, End of Period	$4.96		$4.57	$6.78	$6.90	$6.87	$7.30

Total Return	14.12	% (2)	(26.63)%	5.96%	8.15%	1.21%	11.42%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,397		$15,578	$22,146	$50,318	$40,862	$53,551
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.31	% (3)	1.30%	1.20%	1.20%	1.25%	1.32%
After Expense Reimbursement	1.20	% (3)	1.20%	N/A	N/A	1.24%	1.30%
Ratio of Net Investment Income to Average Net Assets	10.61	% (3)	7.46%	6.71%	7.18%	7.25%	7.56%
Portfolio Turnover Rate	25.74	% (2)	113.03%	91.99%	87.48%	97.52%	99.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006		2005	2004
Net Asset Value per Share, Beginning of Period	$8.93		$9.47	$9.46	$9.44		$9.53	$9.50

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.47	0.46	0.35		0.26	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)		(0.55)	— (2)	0.03		(0.11)	0.02

Total from Investment Operations	(0.43)		(0.08)	0.46	0.38		0.15	0.21

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.46)	(0.45)	(0.36)		(0.24)	(0.18)

Net Asset Value per Share, End of Period	$8.28		$8.93	$9.47	$9.46		$9.44	$9.53

Total Return	(4.83	)% (3)	(0.88)%	4.95%	4.08%		1.55%	2.26%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$73,006		$75,856	$114,181	$108,605		$71,969	$17,509
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.74	% (4)	0.49%	0.63%	0.66%		0.80%	1.10%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.49%		0.65%	0.95%
Ratio of Total Expenses to Average Net Assets	N/A		N/A	N/A	0.51	% (5)	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.30	% (4)	5.06%	4.80%	3.74%		2.76%	1.98%
Portfolio Turnover Rate	9.31	% (3)	27.24%	43.18%	42.09%		38.30%	44.05%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.21		$9.55	$9.47	$9.40	$9.64	$9.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.43		0.65	0.48	0.46	0.49	0.45
Net Realized and Unrealized Gain (Loss) on Investments	—	(2)	(0.45)	0.09	0.06	(0.26)	0.11

Total from Investment Operations	0.43		0.20	0.57	0.52	0.23	0.56

Less Distributions:
Distributions from Net Investment Income	(0.42)		(0.54)	(0.49)	(0.45)	(0.47)	(0.49)

Net Asset Value per Share, End of Period	$9.22		$9.21	$9.55	$9.47	$9.40	$9.64

Total Return	4.83	% (3)	2.08%	6.16%	5.72%	2.37%	5.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,737,423		$1,074,374	$580,139	$352,546	$220,671	$171,790
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.60	% (4)	0.59%	0.61%	0.61%	0.64%	0.67%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	9.38	% (4)	6.75%	5.09%	4.86%	5.12%	4.73%
Portfolio Turnover Rate	6.30	% (3)	9.09%	18.29%	21.84%	24.39%	32.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.55		$9.89	$9.81	$9.73	$9.95	$9.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.41		0.64	0.47	0.44	0.47	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.02		(0.46)	0.09	0.07	(0.26)	0.07

Total from Investment Operations	0.43		0.18	0.56	0.51	0.21	0.54

Less Distributions:
Distributions from Net Investment Income	(0.43)		(0.52)	(0.48)	(0.43)	(0.43)	(0.44)

Net Asset Value per Share, End of Period	$9.55		$9.55	$9.89	$9.81	$9.73	$9.95

Total Return	4.66	% (2)	1.75%	5.87%	5.42%	2.14%	5.62%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,336,666		$1,031,156	$354,650	$203,481	$153,552	$72,458
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.86	% (3)	0.84%	0.88%	0.88%	0.94%	1.04%
After Expense Reimbursement	0.74	% (3)	0.73%	0.74%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	8.68	% (3)	6.51%	4.80%	4.56%	4.75%	4.75%
Portfolio Turnover Rate	6.30	% (2)	9.09%	18.29%	21.84%	24.39%	32.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2009

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2008 to April 30, 2009)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,004.80	0.37%	$1.84
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.37%	1.86

TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,074.10	0.44%	$2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,072.80	0.73%	$3.75
Hypothetical (5% return before expenses)	1,000.00	1,021.17	0.73%	3.66

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,259.20	1.30%	$7.28
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.30%	6.51

N Class Shares
Actual	$1,000.00	$1,258.10	1.30%	$7.28
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.30%	6.51

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,139.70	1.03%	$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.03%	5.16

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2008 to April 30, 2009)
N Class Shares
Actual	$1,000.00	$1,141.20	1.20%	$6.37
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$951.70	0.44%	$2.13
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,048.30	0.44%	$2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

N Class Shares
Actual	$1,000.00	$1,046.60	0.74%	$3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.12	0.74%	3.71

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcwfunds.com

Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

Directors
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Officers
Ronald R. Redell
President and Chief Executive Officer

Peter A. Brown
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

George N. Winn
Assistant Treasurer

FUNDsarFI409

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell Chief Executive Officer

Date	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell Chief Executive Officer

Date	June 25, 2009

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	June 25, 2009

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